UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6557

                                STI CLASSIC FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                 2 Oliver Street
                                Boston, MA 02109
               (Address of principal executive offices) (Zip code)

                         Trusco Capital Management, Inc.
                            50 Hurt Plaza; Suite 1400
                             Atlanta, Georgia 30303
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-428-6970

                      DATE OF FISCAL YEAR END: MAY 31, 2003

                     DATE OF REPORTING PERIOD: MAY 31, 2003

ITEM 1.   REPORTS TO STOCKHOLDERS.

                                     ANNUAL
            .......................................................

                                FINANCIAL REPORT
            .......................................................

                                STI CLASSIC FUNDS
            .......................................................

                            A Family of Mutual Funds
            .......................................................


                         PRIME QUALITY MONEY MARKET FUND

                          TAX-EXEMPT MONEY MARKET FUND

                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                         U.S. TREASURY MONEY MARKET FUND

                       VIRGINIA TAX-FREE MONEY MARKET FUND




                                  May 31, 2003


                                 [Logo Omitted]
                                STI Classic Funds

Dear Valued STI Classic Funds' Shareholder:

For investors, the year ending May 31, 2003 saw convergence in equity returns, and divergence of returns in stocks versus bonds. Specifically, while stocks continued to labor under the weight of the late 1990's technology stock bubble, various types of stocks had remarkably similar returns. The S&P 500 Composite was down -8.1%, with its Growth and Value components similar at -7.6% and -8.7%, respectively. The Dow Jones Industrial Average was -8.7%. The S&P 400 Midcap Index was -9.1%, while the S&P 600 Smallcap fell -10.9%. This convergence followed two years in which value stocks had significantly outperformed growth, and small/midcaps were similarly better than large caps. One area of difference was the relatively weaker performance of international stocks, with the Morgan Stanley MSCI EAFE index of major country stocks -12.3%. This result was driven by poor returns from Japan (-24.6%), while the balance of industrialized countries had returns only slightly worse than the U.S. The benefits of asset diversification were clearly evident over the past year, as bond returns were quite exceptional relative to stocks and compared to longer-term history. For example, the Lehman Aggregate Bond Index returned 11.6%, and similar returns were seen in the Lehman Intermediate Government/Credit (+11.9%) and High Yield (+10.5%) indices. Strong returns in bonds were driven by several factors, including: further reduction in short-term rates by the Federal Reserve; continued minimal price inflation; in the second half of the year, major improvement in corporate bond quality spreads vs. Treasuries; positive asset flows into bond mutual funds; and some aspects of flight to quality in the Treasury bond market. In terms of return, investors who stayed in short term money market instruments preserved capital with a positive return of about 1.1% per the iMoneyNet money market average, but this was meager relative to total returns available in longer maturities.

The current investment environment appears to be one of moderation. The late 1990's equity bubble which led to excesses and ultimately suboptimal capital allocation on the part of both corporate managements and investors is long over. The ensuing bear market which purged those excesses also now seems to be finally over. The stock market has gained a better tone, after making three decisive lows in the 775-800 range on the S&P 500 Composite Index in July and October 2002, and March 2003. Economic growth has been very slow to recover, since consumer spending did not fall much in the recession and capital spending is still limping along. However, ample monetary liquidity, the lowest interest rates in over 40 years, some tax incentives and fiscal stimulus, the eventual benefits from a lower dollar exchange rate and improving consumer/business confidence all argue for continued positive economic growth and not another recession. Stock prices ultimately track profits growth, and the trajectory of profits is now positive. Investors in stocks can reasonably anticipate moderate gains but need to be selective and price sensitive in security selection.

A new stock market boom is unlikely, rather, a gradual recovery. The outlook for bond investors in terms of absolute returns is a bit more challenging. Since bond prices move inversely to interest rates, the current low level of yields by definition reduces the opportunity for continued above average returns. Measured since January 1981, the Lehman Long-Term Treasury Index returned 12.0% annualized through May 31, 2003, while the S&P 500 total return was 12.6%. Such convergence is rare in capital markets, and needs to be understood in the context of 30-year Treasury bonds reaching yields of over 15% in 1981, versus only a little over 4% today.

Similarly, we do not expect deflation, which would benefit Treasury bonds, but rather a gradual rise in inflation as economic stimulus takes hold. For those reasons, we currently favor stocks over bonds in terms of asset allocation, and within bonds, higher yielding corporates over Treasuries. However, adherence to investment disciplines and greater price sensitivity on stocks will be much more important in the next several years, particularly if there is a meaningful rise in interest rates. The cornerstone of our investment philosophy is diversification and execution of the disciplined investment process by experienced investment professionals.

The balance of this Annual Report includes performance data for the STI Classic Retail Money Market Funds as well as each portfolio manager's discussion of the 12-month results. We believe you will find this communication helpful and thank you for your continued confidence in the STI Classic Retail Money Market Funds.



                                                   Sincerely,

                                                   /s/ Douglas S. Phillips

                                                   Douglas S. Phillips, CFA
                                                   Chief Investment Officer

                   STI CLASSIC PRIME QUALITY MONEY MARKET FUND
                  ---------------------------------------------

The investment objective of the STI Classic Prime Quality Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in high quality money market instruments. The investment discipline, which we use in managing the Fund, emphasizes adding incremental value through yield curve, sector and credit analysis. Investments are made in those sectors, credits and segments of the yield curve within the universe of money market eligible securities, which offer the most attractive risk/reward trade-off and current yield. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve Board maintained the Federal Funds rate at 1.75% for most of the second half of 2002. They then lowered the rate to 1.25% in November as the prospects for a normal economic recovery diminished in light of the pending military action in Iraq. The Federal Reserve has been able to hold the Federal Funds rate at 1.25% as the war in Iraq concluded extremely quickly and the hope for a post war recovery remained optimistic.

As of the end of May, it appears that the post war economic recovery has been slower to develop than the Federal Reserve had anticipated. Our outlook is for Federal Reserve to cut rates again at the end of June in order to stimulate the economy and to protect against the possibility of deflation. Longer-term, our outlook is that the Federal stimulus will lead to a modest economy recovery and eventually to higher interest rates. The Fund is positioned accordingly.

The Fund was able to meet its objective and was able to provide a very competitive return and yield as compared to its peer money market funds during the year ending May 31, 2003. The Fund's Trust Shares had a one-year return of 1.17% as compared to the iMoneyNet, Inc. First Tier Average of .84%.


                                /s/ David S. Yealy

                                David S. Yealy
                                Managing Director





                    STI CLASSIC TAX-EXEMPT MONEY MARKET FUND
                  -------------------------------------------

The investment  objective of the STI Classic  Tax-Exempt  Money Market Fund (the
"Fund")  is to  provide  as high a level  of  tax-exempt  current  income  as is consistent with the preservation of capital and liquidity by investing exclusively in high quality tax-exempt money market instruments. The investment discipline, which we use in managing the Fund, emphasizes adding incremental value through yield curve, sector and credit analysis. Investments are made in those sectors, credits and segments of the yield curve within the universe of money market eligible securities, which offer the most attractive risk/reward trade-off and current yield. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve Board is expected to lower interest rates at its upcoming June 25th meeting. In anticipation of this action interest rates have recently fallen to a fifty-year low. Over the last two years the Federal Reserve has lowered the Funds Rate a total of twelve times bringing it to a 45-year low of 1.25%.

Our outlook is that the Federal Reserve will lower interest rates at the upcoming meeting as insurance against further declines in inflation. After that we expect the Federal Reserve to leave interest rates unchanged for the foreseeable future. With this in mind the portfolio has been structured to benefit from a steady rate policy by the Federal Reserve.

The Fund was able to meet its objective and was able to provide a very competitive return and yield as compared to its peer money market funds during the year ending May 31, 2003.


                              /s/ Robert S. Bowman

                              Robert S. Bowman, CFA
                              Managing Director

            STI CLASSIC U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
           ----------------------------------------------------------

The investment objective of the STI Classic U.S. Government Securities Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in money market eligible securities. Eligible securities include U.S. Government Agency securities and repurchase agreements collateralized by U.S. Government Agency obligations. The investment discipline, which we use in managing the Fund, emphasizes adding incremental value through yield curve analysis. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve Board is expected to lower interest rates at its upcoming June 25th meeting. In anticipation of this action interest rates have recently fallen to a fifty-year low. Over the last two years the Federal Reserve has lowered the Funds Rate a total of twelve times bringing it to a 45-year low of 1.25%.

Our outlook is that the Federal Reserve will lower interest rates at the upcoming meeting as insurance against further declines in inflation. After that we expect the Federal Reserve to leave interest rates unchanged for the foreseeable future. With this in mind the portfolio has been structured to benefit from a steady rate policy by the Federal Reserve.

The Fund was able to meet its objective and was able to provide a very competitive return and yield as compared to its peer money market funds during the year ending May 31, 2003.



                              /s/ Robert S. Bowman, CFA

                              Robert S. Bowman, CFA
                              Managing Director



                   STI CLASSIC U.S. TREASURY MONEY MARKET FUND
                  ----------------------------------------------

The investment objective of the STI Classic U.S. Treasury Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in money market eligible securities. Eligible securities include U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury obligations. The investment discipline, which we use in managing the Fund, emphasizes adding incremental value through yield curve analysis. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve Board maintained the Federal Funds rate at 1.75% for most of the second half of 2002. They then lowered the rate to 1.25% in November as the prospects for a normal economic recovery diminished in light of the pending military action in Iraq. The Federal Reserve has been able to hold the Federal Funds rate at 1.25% as the war in Iraq concluded extremely quickly and the hope for a post war recovery remained optimistic.

As of the end of May, it appears that the post war economic recovery has been slower to develop than the Federal Reserve had anticipated. Our outlook is for Federal Reserve to cut rates again at the end of June in order to stimulate the economy and to protect against the possibility of deflation. Longer-term, our outlook is that the Federal stimulus will lead to a modest economy recovery and eventually to higher interest rates. The Fund is positioned accordingly.

The Fund was able to meet its objective and was able to provide a competitive return and yield as compared to its peer money market funds during the year ending May 31, 2003. The Fund's Trust Shares had a one-year return of .88% as compared to the iMoneyNet, Inc. U.S. Treasury & Repo Average of .79%.


                                /s/ David S. Yealy

                                David S. Yealy
                                Managing Director

                 STI CLASSIC VIRGINIA TAX-FREE MONEY MARKET FUND
                -------------------------------------------------

The investment objective of the STI Classic Virginia Tax-Free Money Market Fund (the "Fund") is to provide a high level of Virginia tax exempt current income that is consistent with the preservation of capital and liquidity by investing exclusively in high quality tax-exempt money market instruments. The investment discipline used in managing the Fund emphasizes adding incremental value through yield curve, sector and credit analysis. Investments are made in those sectors, credits and segments of the yield curve within the universe of money market eligible securities, which offer the attractive balance between risk and reward and current yield. The maturity structure and average maturity of the Fund are actively managed to maximize the Fund's yield based on current market rates, conditions and outlook.

The Federal Reserve Board is expected to lower interest rates at its upcoming June 25th meeting. In anticipation of this action interest rates have recently fallen to a fifty-year low. Over the last two years the Federal Reserve has lowered the Funds Rate a total of twelve times bringing it to a 45-year low of 1.25%.

Our outlook is that the Federal Reserve will lower interest rates at the upcoming meeting as insurance against further declines in inflation. After that we expect the Federal Reserve to leave interest rates unchanged for the foreseeable future. With this in mind the portfolio has been structured to benefit from a steady rate policy by the Federal Reserve.

The Fund was able to meet its objective and to provide a very competitive return and yield as compared to its peer money market funds during the year ending May 31, 2003.




                              /s/ Robert S. Bowman

                              Robert S. Bowman, CFA
                              Managing Director

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  May 31, 2003


PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (43.9%)
ALUMINUM PRODUCTION (2.1%)
   Alcoa Aluminum
     1.300%, 06/05/03              $ 98,750         $   98,736
     1.270%, 06/12/03                10,285             10,281
     1.270%, 06/17/03                 2,555              2,554
     1.270%, 06/19/03                20,000             19,987
                                                    ----------
                                                       131,558
                                                    ----------
ASSET-BACKED (13.2%)
   Amstel Funding
     1.250%, 06/11/03                34,035             34,023
     1.260%, 06/16/03                 7,291              7,287
     1.240%, 07/07/03               100,000             99,876
     1.275%, 07/21/03                64,863             64,748
   Atlantis One Funding
     1.250%, 07/10/03                25,039             25,005
   Beta Finance
     1.250%, 07/25/03                 4,245              4,237
   Ciesco
     1.250%, 07/09/03                 3,087              3,083
   Compass Securitization
     1.250%, 06/02/03                 8,070              8,070
     1.250%, 06/10/03                29,555             29,546
     1.300%, 06/16/03                 3,395              3,393
     1.270%, 06/18/03                 3,700              3,698
     1.260%, 06/24/03                30,000             29,976
     1.270%, 06/25/03                23,100             23,080
     1.250%, 07/09/03                16,050             16,029
     1.260%, 07/25/03                 5,795              5,784
     1.240%, 08/11/03                 7,325              7,307
   Edison Asset Securitization
     1.260%, 06/20/03                35,000             34,978
   Mane Funding
     1.250%, 06/04/03                70,000             69,993
     1.230%, 06/19/03               128,800            128,720


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED -- CONTINUED
   Starfish Global Funding
     1.300%, 06/04/03              $ 75,000         $   74,992
     1.280%, 06/06/03                15,086             15,083
     1.280%, 06/19/03                50,000             49,968
     1.280%, 07/02/03                 3,231              3,227
     1.270%, 07/10/03                47,000             46,935
     1.260%, 07/21/03                35,000             34,939
                                                    ----------
                                                       823,977
                                                    ----------
AUTO FINANCE (0.3%)
   Toyota Motor Credit
     1.210%, 06/09/03                16,800             16,795
                                                    ----------
BANKING (7.4%)
   ANZ Delaware
     1.250%, 07/02/03                50,000             49,948
     1.250%, 07/22/03                 2,300              2,296
     1.250%, 07/30/03                 1,000                998
   Bank of Ireland
     1.300%, 06/16/03                25,000             24,986
     1.250%, 07/14/03                 2,000              1,997
   Den Norske Bank
     1.270%, 07/07/03                 7,258              7,249
     1.240%, 08/04/03                12,400             12,373
     1.240%, 08/27/03                70,000             69,790
   Dexia Delaware
     1.280%, 06/11/03                 5,000              4,998
     1.250%, 06/30/03                62,092             62,032
   Societe Generale
     1.370%, 06/02/03                 3,670              3,670
     1.300%, 06/06/03                 7,000              6,999
     1.260%, 06/27/03                 5,000              4,995
   Toronto Dominion Holdings
     1.270%, 06/04/03                75,000             74,992
   UBS Finance
     1.235%, 06/02/03               131,969            131,964
                                                    ----------
                                                       459,287
                                                    ----------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
DRUGS (0.6%)
   Aventis
     1.250%, 06/05/03              $  9,550         $    9,549
   Schering-Plough
     1.250%, 07/10/03                18,000             17,976
     1.250%, 07/11/03                 4,500              4,494
     1.250%, 07/23/03                 3,284              3,278
                                                    ----------
                                                        35,297
                                                    ----------
FATS & Oils (0.7%)
   Archer Daniels Midland
     1.240%, 07/29/03                46,995             46,901
                                                    ----------
FINANCIAL SERVICES (3.7%)
   General Electric Capital
     1.250%, 07/23/03                 2,800              2,795
   International Lease Finance
     1.250%, 07/29/03                 1,200              1,197
   Rio Tinto
     1.350%, 06/09/03                56,552             56,535
     1.350%, 06/10/03                17,939             17,933
   Swiss Re Financial
     1.270%, 07/07/03                 7,000              6,991
     1.270%, 07/15/03               100,000             99,845
     1.270%, 07/22/03                43,000             42,923
                                                    ----------
                                                       228,219
                                                    ----------
HOUSEHOLD PRODUCTS (1.8%)
   Home Depot
     1.250%, 06/19/03               111,059            110,989
                                                    ----------
INSURANCE (8.0%)
   Allianz Financial
     1.250%, 07/10/03                 2,000              1,997
     1.220%, 08/11/03                72,000             71,824
     1.240%, 08/12/03                85,000             84,789
     1.240%, 08/20/03                21,000             20,942
     1.250%, 08/26/03                30,000             29,911
   ING America Insurance Holdings
     1.250%, 07/21/03                50,000             49,913


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
INSURANCE -- CONTINUED
   Jefferson-Pilot
     1.250%, 06/02/03              $ 26,193         $   26,192
     1.260%, 06/25/03               103,000            102,913
     1.250%, 07/01/03                34,000             33,965
   Prudential Funding
     1.260%, 07/03/03                 2,669              2,666
     1.250%, 07/08/03                75,000             74,904
                                                    ----------
                                                       500,016
                                                    ----------
INVESTMENT BANKERS/BROKER DEALERS (1.7%)
   ABN-Amro Finance
     1.300%, 06/13/03                 3,100              3,099
   Merrill Lynch
     1.330%, 06/02/03               100,000             99,996
                                                    ----------
                                                       103,095
                                                    ----------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (1.3%)
   CIT Group
     1.280%, 08/27/03                44,550             44,412
   National Rural Utilities
     1.250%, 06/09/03                 5,000              4,999
     1.280%, 06/10/03                29,500             29,491
     1.280%, 06/13/03                 1,540              1,539
                                                    ----------
                                                        80,441
                                                    ----------
NEWSPAPER PUBLISHING (0.1%)
   Gannett
     1.250%, 06/13/03                 8,648              8,644
                                                    ----------
REGIONAL GOVERNMENT AGENCY (0.1%)
   Quebec Province
     1.270%, 06/11/03                 7,200              7,197
                                                    ----------
TELEPHONE & TELECOMMUNICATIONS (1.5%)
   Verizon Net Funding
     1.250%, 06/10/03                30,000             29,991
     1.250%, 06/24/03                65,000             64,948
                                                    ----------
                                                        94,939
                                                    ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  May 31, 2003


PRIME QUALITY MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
UTILITIES (1.4%)
   Florida Power & Light
     1.270%, 07/02/03              $ 25,000         $   24,973
   Southern Company Funding
     1.260%, 06/02/03                18,000             17,999
     1.300%, 06/11/03                 3,000              2,999
     1.270%, 06/11/03                 2,810              2,809
     1.250%, 07/10/03                35,700             35,652
                                                    ----------
                                                        84,432
                                                    ----------
Total Commercial Paper
     (Cost $2,731,787)                               2,731,787
                                                    ----------
CORPORATE OBLIGATIONS (44.0%)
AGRICULTURE (0.6%)
   Cargill (C) (D)
     1.480%, 08/26/03                10,000             10,006
   Cargill, MTN (C) (D)
     1.340%, 02/19/04                25,000             25,009
                                                    ----------
                                                        35,015
                                                    ----------
ASSET-BACKED (10.8%)
   Americredit Auto Receivables
     Trust, Ser 2000-BX,
     Cl A1 (C) (D)
     1.290%, 10/06/03               107,000            107,000
   Beta Finance, MTN (C) (D)
     1.535%, 02/04/04               100,000            100,054
   Capital Auto Receivables Asset
     Trust, Ser 2002-2, Cl A2
     2.890%, 04/15/04                18,808             18,863
   Capital One Prime Auto
     Receivable Trust, Ser 2003-1,
     Cl A1 (C) (D)
     1.259%, 11/15/03                76,897             76,897
   Ford Credit Auto Owner Trust,
     Ser 2003-A, Cl A1 (C) (D)
     1.363%, 07/15/03                19,387             19,387


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED -- CONTINUED
   Navistar Financial Owner Trust,
     Ser 2003-A, Cl A1 (C) (D)
     1.250%, 11/17/03              $ 28,000         $   28,000
   New South Motor Vehicle Trust,
     Ser 2002-A, Cl A1 (C) (D)
     1.440%, 06/16/03                 3,748              3,748
   Nissan Auto Receivables
     Owner Trust, Ser 2003-A,
     Cl A1 (C) (D)
     1.300%, 03/15/04                27,363             27,363
   Onyx Acceptance Auto Trust,
     Ser 2003-B, Cl A1 (C) (D)
     1.250%, 12/15/03                32,400             32,400
   Regions Auto Receivables Trust,
     Ser 2002-1, Cl A1 (C) (D)
     1.435%, 08/15/03                21,657             21,657
   Sigma Finance, MTN (A) (C) (D)
     1.286%, 06/19/03                50,000             50,000
     1.350%, 11/28/03                50,000             50,024
   Sigma Finance, MTN (C) (D)
     1.275%, 05/14/04                50,000             49,993
   TF Auto Receivables Owner
     Trust, Ser 2002-1, Cl A1 (C) (D)
     1.469%, 12/12/03                12,263             12,263
   WFS Financial Owner Trust,
     Ser 2003-A, Cl A1 (C) (D)
     1.310%, 10/20/03                33,295             33,295
   World Omni Auto Receivables
     Trust, Ser 2003-a,
     Cl A1 (C) (D)
     1.300%, 10/15/03                43,716             43,716
                                                    ----------
                                                       674,660
                                                    ----------
AUTO FINANCE (3.6%)
   BMW US Capital (A) (C) (D)
     1.310%, 12/10/03                25,000             25,000

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
AUTO FINANCE -- CONTINUED
   Paccar Financial, Ser J,
     MTN (C) (D)
     1.340%, 11/17/03              $  5,000         $    5,002
   Volkswagen Credit,
     MTN (C) (D)
     1.509%, 01/22/04               170,000            170,231
     1.371%, 06/11/04                25,000             25,030
                                                    ----------
                                                       225,263
                                                    ----------
BANKS (5.3%)
   Australia & New Zealand
     Banking Group,
     MTN (C) (D)
     1.460%, 08/18/03                50,000             50,011
   Bank of Ireland, Ser E,
     MTN (C) (D)
     1.390%, 02/20/04                45,000             45,036
   Bank of New York (A) (C) (D)
     1.310%, 05/27/04                25,000             25,000
   Deutsche Bank Financial,
     MTN (C) (D)
     1.500%, 12/12/03                60,000             60,032
   First Union National
     Bank (C) (D)
     1.429%, 06/18/03                20,000             20,001
     1.480%, 06/27/03                20,000             20,003
   Huntington National
     Bank (C) (D)
     1.435%, 09/29/03                40,000             40,021
   Inter-American
     Development Bank
     7.000%, 06/16/03                 1,600              1,603
   Marshall & Ilsley Bank (C) (D)
     1.388%, 12/19/03                10,000             10,001
   Wells Fargo, MTN (C) (D)
     1.350%, 02/13/04                50,000             50,000
   Wells Fargo, Ser C, MTN (C) (D)
     1.310%, 06/01/04                10,000             10,000
                                                    ----------
                                                       331,708
                                                    ----------


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS (0.4%)
   Colgate-Palmolive, Ser E,
     MTN (C) (D)
     0.980%, 08/22/42              $  3,040         $    2,978
   Diageo (E)
     1.457%, 01/06/04                15,410             15,277
   Unilever, Ser E, MTN (C) (D)
     1.341%, 06/18/03                 7,750              7,750
                                                    ----------
                                                        26,005
                                                    ----------
DRUGS (0.1%)
   Merck, Ser D, MTN (C) (D)
     0.830%, 08/22/42                 4,350              4,257
   Merck, Ser E, MTN (C) (D)
     0.840%, 02/18/43                 3,467              3,381
                                                    ----------
                                                         7,638
                                                    ----------
FINANCIAL SERVICES (3.3%)
   Caterpillar Financial Services,
     Ser F, MTN (C) (D)
     1.560%, 06/02/03                30,000             30,000
   General Electric Capital
     (A) (C) (D)
     1.540%, 03/25/04                27,000             27,039
   General Electric Capital (C) (D)
     1.340%, 06/08/04                69,000             69,000
   General Electric Capital, Ser A,
     MTN
     7.500%, 06/05/03                 1,000              1,001
     6.267%, 07/23/03                 1,625              1,637
   General Electric Capital, Ser A,
     MTN (C) (D)
     1.319%, 01/28/04                50,000             50,017
   International Lease Finance
     4.750%, 06/02/03                 5,125              5,125
     6.000%, 06/15/03                 1,305              1,307
     6.750%, 11/03/03                13,935             14,247
     5.250%, 05/03/04                 4,600              4,743
                                                    ----------
                                                       204,116
                                                    ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  May 31, 2003


PRIME QUALITY MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
INSURANCE (1.3%)
   Fortis Finance, Ser E,
     MTN (C) (D)
     1.326%, 06/21/04              $ 50,000         $   49,983
   New York Life (A)
     6.400%, 12/15/03                31,500             32,352
                                                    ----------
                                                        82,335
                                                    ----------
INVESTMENT BANKERS/BROKER DEALERS (7.4%)
   Bear Stearns
     6.150%, 03/02/04                 2,000              2,069
   Bear Stearns, Ser B,
     MTN (C) (D)
     1.775%, 06/20/03                25,000             25,002
     1.619%, 01/28/04                25,000             25,042
   Credit Suisse First Boston,
     Ser 1, MTN (C) (D)
     1.480%, 08/25/03                34,000             34,017
   Credit Suisse Group
     Finance (C) (D)
     1.479%, 10/06/03               146,659            146,732
   Goldman Sachs Group,
     MTN (C) (D)
     1.650%, 01/14/04                50,000             50,087
   Goldman Sachs Group, Ser B,
     MTN (C) (D)
     1.750%, 12/22/03                40,000             40,085
   Merrill Lynch, MTN (C) (D)
     1.440%, 10/01/03                 3,025              3,025
   Merrill Lynch, Ser E, MTN
     6.800%, 11/03/03                 1,000              1,020
   Morgan Stanley
     5.625%, 01/20/04                 5,000              5,132
   Morgan Stanley, Ser 1,
     MTN (C) (D)
     1.410%, 06/15/04                75,000             75,000
   Morgan Stanley, Ser C,
     MTN (C) (D)
     1.740%, 08/04/03                50,000             50,027
                                                    ----------
                                                       457,238
                                                    ----------


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (8.8%)
   American Express Centurion
     Bank (C) (D)
     1.310%, 10/10/03              $ 75,000         $   75,000
   American Express Credit,
     Ser B, MTN (C) (D)
     1.355%, 10/10/03                 5,275              5,275
     1.344%, 06/04/04                90,000             90,000
   American General Finance
     5.750%, 11/01/03                 7,070              7,172
   Associates (C) (D)
     1.329%, 06/15/04                75,000             75,000
   Associates First Capital
     (A) (C) (D)
     1.486%, 10/13/03                22,000             22,019
   CIT Group
     5.500%, 02/15/04                32,940             33,712
     5.625%, 05/17/04                14,700             15,162
   CIT Group, MTN
     5.910%, 11/10/03                 1,350              1,362
   CIT Group, MTN (C) (D)
     1.640%, 12/05/03                 1,000                996
     2.540%, 01/09/04                70,000             70,000
   Heller Financial
     6.000%, 03/19/04                32,039             33,197
   Household Finance (C) (D)
     1.810%, 08/15/03                75,000             75,000
   National Rural Utilities
     6.000%, 01/15/04                 1,761              1,810
   National Rural Utilities, Ser C,
     MTN (C) (D)
     1.488%, 07/17/03                20,000             20,004
     2.320%, 04/26/04                20,863             21,035
                                                    ----------
                                                       546,744
                                                    ----------
TELEPHONE & TELECOMMUNICATIONS (2.1%)
   SBC Communications (A)
     4.295%, 06/05/03               125,000            125,029
   Verizon Communications
     9.100%, 06/01/03                 5,000              5,000
                                                    ----------
                                                       130,029
                                                    ----------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
TRANSPORT SERVICES (0.1%)
   United Parcel Service (C) (D)
     0.869%, 02/28/53              $  7,510         $    7,327
                                                    ----------
UTILITIES (0.2%)
   Alabama Power, Ser P (C) (D)
     1.410%, 12/29/03                10,790             10,797
                                                    ----------
Total Corporate Obligations
     (Cost $2,738,875)                               2,738,875
                                                    ----------
CERTIFICATE OF DEPOSIT (11.4%)
   Bayer Landesbank (C) (D)
     1.460%, 01/20/04                61,500             61,537
   Canadian Imperial
     Bank (C) (D)
     2.115%, 07/01/03                 2,000              2,002
     1.525%, 02/04/04               100,000            100,061
   Commerzbank (C) (D)
     1.399%, 03/01/04               100,000            100,067
   Depfa Bank
     1.240%, 08/11/03                50,000             50,000
   Huntington National
     Bank (C) (D)
     1.260%, 02/12/04                90,000             89,968
     1.299%, 06/17/04                31,000             31,012
   Marsh & Ilsley Bank
     5.263%, 12/15/03                25,700             26,185
   National City Bank (C) (D)
     1.515%, 02/04/04               100,000            100,054
   Societe Generale, NY
     1.270%, 06/02/03               150,000            150,000
     1.310%, 07/15/03                 2,000              2,000
                                                    ----------
Total Certificate of Deposit
     (Cost $712,886)                                   712,886
                                                    ----------


--------------------------------------------------------------------------------
                                  SHARES/FACE
                                  AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.9%)
   FFCB
     3.125%, 10/01/03                17,350         $   17,416
   FHLB, Ser 4J03
     1.750%, 09/03/03                12,075             12,069
   FNMA
     1.410%, 04/16/04               150,000            150,000
                                                    ----------
Total U.S. Government Agency Obligations
     (Cost $179,485)                                   179,485
                                                    ----------
CASH EQUIVALENTS (0.8%)
   Federated Prime Obligation
     Money Market Fund,
     Institutional Shares            50,000                 50
   Federated Prime Value
     Money Market Fund,
     Institutional Shares        50,000,000             50,000
                                                    ----------
Total Cash Equivalents
     (Cost $50,050)                                     50,050
                                                    ----------
REPURCHASE AGREEMENTS (1.4%)
   Banque Nationale de Paris
     1.285% dated 05/30/03, matures
     06/02/03, repurchase price
     $13,942,671 (collateralized by
     U.S. Government obligation:
     total market value
     $14,223,001) (B)              $ 13,941             13,941
   Bear Stearns
     1.285% dated 05/30/03, matures
     06/02/03, repurchase price
     $5,648,475 (collateralized by
     U.S. Government obligation:
     total market value
     $5,763,665) (B)                  5,648              5,648
   Lehman Brothers
     1.265% dated 05/30/03, matures
     06/02/03, repurchase price
     $11,011,465 (collateralized by
     U.S. Government obligation:
     total market value
     $11,231,367) (B)                11,010             11,010

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  May 31, 2003


PRIME QUALITY MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Merrill Lynch
     1.295% dated 05/30/03, matures
     06/02/03, repurchase price
     $37,853,173 (collateralized by
     U.S. Government obligation:
     total market value
     $38,608,430) (B)              $ 37,849         $   37,849
   UBS Paine Webber
     1.295% dated 05/30/03, matures
     06/02/03, repurchase price
     $18,605,202 (collateralized by
     U.S. Government obligations:
     total market value
     $18,975,936) (B)                18,603             18,603
                                                    ----------
Total Repurchase Agreements
     (Cost $87,051)                                     87,051
                                                    ----------
Total Investments (104.4%)
   (Cost $6,500,134)                                 6,500,134
                                                    ----------
OTHER ASSETS AND LIABILITIES (-4.4%)
Investment Advisory Fees Payable                        (2,842)
Administration Fees Payable                               (361)
Distribution Fees Payable                                 (293)
Custodian Fees Payable                                     (45)
Transfer Agent Shareholder Servicing
   Fees Payable                                            (14)
Other Assets and Liabilities, Net                     (272,159)
                                                    ----------
Total Other Assets and Liabilities                    (275,714)
                                                    ----------


--------------------------------------------------------------------------------

                                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no par value)
   based on 4,284,688,175 outstanding
   shares of beneficial interest                    $4,284,666
Portfolio Shares of Investor Class
   (unlimited authorization -- no par value)
   based on 1,925,667,702 outstanding
   shares of beneficial interest                     1,925,691
Portfolio Shares of Flex Class
   (unlimited authorization -- no par value)
   based on 14,634,542 outstanding
   shares of beneficial interest                        14,634
Distribution in excess of net investment
   income                                                  (65)
Accumulated net realized loss on investments              (506)
                                                    ----------
Total Net Assets (100.0%)                           $6,224,420
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class
   ($4,284,265,811 / 4,284,688,175 shares)          $     1.00
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class
   ($1,925,520,880 / 1,925,667,702 shares)          $     1.00
                                                    ==========
Net Asset Value and Offering
   Price Per Share -- Flex Class (1)
   ($14,633,615 / 14,634,542 shares)                $     1.00
                                                    ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 37.

--------------------------------------------------------------------------------


TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (99.4%)
ALABAMA (5.0%)
   Birmingham, Special Care
     Facilities, Carraway
     Methodist Health Project,
     Ser A, RB (LOC:
     Amsouth Bank) (C) (D)
     1.210%, 08/15/28              $  8,600         $    8,600
   Birmingham, Special Care
     Facilities, Ser PT-510,
     RB (C) (D)
     1.340%, 11/15/20                15,000             15,000
   Cherokee, Industrial
     Development Board,
     BOC Group Project,
     RB (LOC: Wachovia Bank
     of Georgia) (C) (D)
     1.200%, 04/01/08                 3,500              3,500
   Covington County, GO
     (LOC: SouthTrust Bank)
     (C) (D)
     1.200%, 06/01/32                 2,355              2,355
   Daphne-Villa Mercy,
     Special Care Facility
     Authority, Mercy Medical
     Project, RB (LOC:
     Amsouth Bank) (C) (D)
     1.210%, 12/01/30                12,000             12,000
   Daphne-Villa Mercy,
     Special Care Facility
     Authority, Mercy Medical
     Project, RB (LOC:
     SouthTrust Bank) (C) (D)
     1.210%, 12/01/27                13,200             13,200

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
ALABAMA -- CONTINUED
   Marion, Educational Building
     Authority, Judson College
     Project, RB (LOC: SouthTrust
     Bank) (C) (D)
     1.200%, 01/01/33              $  6,775         $    6,775
   Mobile, Industrial Development
     Board, Dock & Wharf
     Holnam Project, Ser A,
     RB (LOC: Bayerische
     Landesbank) (C) (D)
     1.150%, 06/01/32                 4,900              4,900
                                                    ----------
                                                        66,330
                                                    ----------
ARIZONA (0.3%)
   Salt River Project, Agricultural
     Improvement & Power
     District, Electric System,
     Ser SG-10, RB (C) (D)
     1.240%, 01/01/30                 3,700              3,700
                                                    ----------
COLORADO (0.4%)
   Colorado State, Multi-Family
     Housing Finance Authority,
     St. Moritz Project, Ser H, RB,
     FNMA (C) (D)
     1.180%, 10/15/16                 5,715              5,715
                                                    ----------
CONNECTICUT (0.7%)
   Connecticut State, Ser PA-1056,
     GO, FSA (C) (D)
     1.170%, 05/15/10                10,000             10,000
                                                    ----------
DISTRICT OF COLUMBIA (1.4%)
   District of Columbia,
     George Washington
     University Project, Ser C,
     RB, MBIA (C) (D)
     1.250%, 09/15/29                 7,500              7,500

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003


TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- CONTINUED
   District of Columbia, Planned
     Parenthood, RB (LOC: Bank
     of America) (C) (D)
     1.200%, 12/01/29              $  6,800         $    6,800
   District of Columbia,
     Thurgood Marshall Center,
     RB (LOC: Branch Banking &
     Trust) (C) (D)
     1.200%, 11/01/27                 3,720              3,720
                                                    ----------
                                                        18,020
                                                    ----------
FLORIDA (9.2%)
   Dade County, Water & Sewer
     System, RB, FGIC (C) (D)
     1.200%, 10/05/22                36,575             36,575
   Dade County, Water & Sewer
     System, Ser SG-74, RB (C) (D)
     1.240%, 10/01/25                10,000             10,000
   Florida State, Housing Finance
     Authority, Brentwood
     Club Apartments Project,
     Ser A-1, RB (LOC: Amsouth
     Bank) (C) (D)
     1.270%, 01/15/35                10,400             10,400
   Florida State, Multi-Family
     Housing Finance Authority,
     Bainbridge Project, Ser M,
     RB, FNMA, AMT (C) (D)
     1.220%, 12/01/25                 6,370              6,370
   Hillsborough County, Industrial
     Development Authority,
     Independent Day School
     Project, RB (LOC: Bank of
     America) (C) (D)
     1.250%, 09/01/26                 4,400              4,400

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
FLORIDA -- CONTINUED
   Jacksonville, Health Facilities
     Authority, Taxable Charity
     OB Group, Ser C, RB, MBIA
     (C) (D)
     1.200%, 08/15/19              $ 10,000         $   10,000
   Manatee County, St. Stephens
     Upper School Project,
     (LOC: Bank of America)
     (C) (D)
     1.250%, 11/01/25                 4,500              4,500
   Miami-Dade County, Industrial
     Development Authority,
     Gulliver Schools Project,
     RB (LOC: Bank of America)
     (C) (D)
     1.250%, 09/01/29                 7,450              7,450
   Muniemae, Local Multi-Family
     Housing Project, RB (C) (D)
     1.340%, 12/19/05                 5,000              5,000
   Orange County, Housing
     Finance Authority, Water
     View Club Apartment
     Project, Ser D, RB, FNMA,
     AMT (C) (D)
     1.220%, 08/15/30                 6,200              6,200
   Palm Beach County, Norton
     Gallery Project, RB (LOC:
     Northern Trust Company)
     (C) (D)
     1.200%, 05/01/25                 2,500              2,500
   Sarasota County, Health
     Facilities Authority, Bay
     Village Project, RB (LOC:
     Bank of America) (C) (D)
     1.250%, 12/01/23                 4,600              4,600

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
FLORIDA -- CONTINUED
   Tampa Bay, Regional Water
     Supply Authority, RB (LOC:
     Bank of America) (C) (D)
     1.300%, 10/01/31              $  9,300         $    9,300
   University of North Florida,
     Parking Systems Project,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.300%, 05/01/28                 5,600              5,600
                                                     ---------
                                                       122,895
                                                     ---------
GEORGIA (3.1%)
   Atlanta, Airport Authority, Ser
     313, RB, FGIC, AMT (C) (D)
     1.340%, 01/01/18                 3,335              3,335
   Cobb County, Educational
     Facilities Development
     Authority, Kennesaw State
     University Project,
     RB, AMBAC (C) (D)
     1.200%, 11/01/18                 5,615              5,615
   Fulton County, Development
     Authority, American National
     Red Cross Project, RB (LOC:
     Wachovia Bank of Georgia)
     (C) (D)
     1.200%, 08/01/05                   600                600
   Fulton County, Development
     Authority, Metropolitan
     Atlanta YMCA Project, RB
     (LOC: Wachovia Bank of
     North Carolina) (C) (D)
     1.200%, 11/01/22                 8,500              8,500
   Georgia State, Eagle Trust,
     RB (C) (D)
     1.270%, 07/01/15                 7,025              7,025

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
   GEORGIA -- CONTINUED
   Houston County, Development
     Authority, Clean Control
     Project, RB, AMT (LOC:
     Branch Banking Trust) (C) (D)
     1.300%, 06/01/20              $  3,150         $    3,150
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser SG-57, RB, AMBAC
     (C) (D)
     1.240%, 07/01/20                 5,000              5,000
   Mitchell County, Industrial
     Development Authority, City
     of Camille Project, RB (LOC:
     Wachovia Bank) (C) (D)
     1.250%, 03/01/15                 3,600              3,600
   Savannah, Economic
     Development Authority,
     Exempt Facilities-
     Construction Utilities Project,
     RB, AMT (LOC: Branch
     Banking & Trust) (C) (D)
     1.300%, 12/01/19                 1,965              1,965
   Savannah, Economic
     Development Authority,
     Kennickell Printing Project,
     RB, AMT (LOC: Branch
     Banking & Trust) (C) (D)
     1.300%, 09/01/11                 2,015              2,015
                                                     ---------
                                                        40,805
                                                     ---------
IDAHO (0.2%)
   Idaho State, Housing & Finance
     Association, Ser PA-115,
     RB (C) (D)
     1.290%, 01/01/27                 2,646              2,646
                                                     ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003


TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS (8.2%)
   Bloomington, Normal Airport
     Authority, GO (C) (D)
     1.250%, 01/01/12              $    900         $      900
   Chicago, Airport Special
     Facilities, Centerpoint O'Hare
     Project, RB, AMT (LOC: Bank
     One) (C) (D)
     1.250%, 09/01/32                 2,800              2,800
   Chicago, Merlots Project,
     Ser WWW, GO (C) (D)
     1.270%, 01/01/22                11,000             11,000
   Chicago, Water Authority, Merlots
     Project, Ser A, GO (C) (D)
     1.200%, 11/01/30                14,975             14,975
   Illinois State, Educational
     Facilities Authority, Chicago
     Childrens Museum Project,
     RB (LOC: Bank One) (C) (D)
     1.200%, 02/01/28                 1,600              1,600
   Illinois State, Educational
     Facilities Authority, Museum
     of Science & Industry Project,
     RB (LOC: Northern Trust
     Company) (C) (D)
     1.150%, 11/01/15                 4,900              4,900
   Illinois State, Educational
     Facilities Authority,
     University of Chicago Project,
     Ser B-1, RB
     2.700%, 07/01/03                20,900             20,916
   Illinois State, Health Facilities
     Authority, Advocate Health
     Care Project, Ser B, RB (C) (D)
     1.300%, 08/15/22                 2,200              2,200

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
   ILLINOIS -- CONTINUED
   Illinois State, Health Facilities
     Authority, Proctor Hospital
     Project, RB (LOC: Bank One)
     (C) (D)
     1.200%, 01/01/12              $  4,200         $    4,200
   Illinois State, Industrial
     Development Finance
     Authority, Derby Project, RB,
     AMT (LOC: Bank One)
     (C) (D)
     1.350%, 10/01/07                   300                300
   Illinois State, Merlots, Ser B04,
     GO, FSA (C) (D)
     1.270%, 12/01/24                 7,250              7,250
   Illinois State, Regional
     Transportation Authority,
     Ser SG-82, RB, MBIA (C) (D)
     1.240%, 06/01/25                17,500             17,500
   Lockport, Industrial
     Development Authority,
     Panduit Project, RB, AMT
     (LOC: Fifth Third Bank)
     (C) (D)
     1.290%, 04/01/25                 2,000              2,000
   Macon County, Millikin
     University Project, RB,
     AMBAC (C) (D)
     1.200%, 10/01/28                 5,850              5,850
   Naperville, Heritage YMCA
     Group, RB (LOC: Fifth Third
     Bank) (C) (D)
     1.190%, 12/01/29                 8,000              8,000
   Savanna, Industrial
     Development Authority,
     Metform Project, Ser A,
     RB, AMT (LOC: Bank One)
     (C) (D)
     1.250%, 05/01/14                   500                500

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS -- CONTINUED
   Savanna, Industrial
     Development Authority,
     Metform Project, Ser B, RB,
     AMT (LOC: Bank One)
     (C) (D)
     1.250%, 06/01/09              $  1,400         $    1,400
   Wheeling, Industrial
     Development Authority,
     Circuit Service Project, RB,
     AMT (LOC: Bank One
     Illinois) (C) (D)
     1.400%, 04/01/18                 2,000              2,000
                                                     ---------
                                                       108,291
                                                     ---------
INDIANA (3.1%)
   Elkhart County, Industrial
     Economic Development
     Authority, Holly Park Project,
     RB, AMT (LOC: Bank One
     Indiana) (C) (D)
     1.350%, 02/01/10                 1,700              1,700
   Fort Wayne, Industrial
     Economic Development
     Authority, Technical Project,
     RB, AMT (LOC: First
     National Bank) (C) (D)
     1.250%, 07/01/09                 1,000              1,000
   Indiana State, Development
     Finance Authority, Christel
     House Project, RB (LOC: Fifth
     Third Bank) (C) (D)
     1.190%, 02/01/23                 5,000              5,000
   Indiana State, Development
     Finance Authority, Culver
     Educational Project,
     RB (LOC: Northern Trust
     Company) (C) (D)
     1.150%, 01/01/32                12,700             12,700

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)          VALUE (000)
--------------------------------------------------------------------------------
   INDIANA -- CONTINUED
   Indiana State, Development
     Finance Authority, Historical
     Society Project, RB (LOC:
     Bank One Indiana) (C) (D)
     1.200%, 08/01/31              $  1,200         $    1,200
   Indiana State, Health Facilities
     Financing Authority, Clarian
     Health Partners Project, Ser B,
     RB (C) (D)
     1.200%, 02/15/26                 2,000              2,000
   Jasper, Industrial Economic
     Development Authority,
     Wabash Valley Produce
     Project, RB, AMT (LOC: Bank
     One Indianapolis) (C) (D)
     1.400%, 06/01/05                 1,000              1,000
   La Porte County, Industrial
     Economic Development
     Authority, Pedcor
     Investments-Woodland
     Project, RB, AMT (LOC:
     FHLB) (C) (D)
     1.340%, 10/01/29                 2,000              2,000
   Marshall County, Industrial
     Economic Development
     Authority, Culver
     Educational Foundation
     Project, RB (LOC: Bank One)
     (C) (D)
     1.200%, 01/01/35                 8,300              8,300
   Warren Township, Vision 2005,
     Merlots, Ser A-52, RB, FGIC
     (C) (D)
     1.270%, 07/15/20                 6,600              6,600
                                                     ---------
                                                        41,500
                                                     ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
IOWA (0.7%)
   Iowa State, Higher Education
     Authority, Private College-
     Graceland Project, RB (LOC:
     Bank of America) (C) (D)
     1.250%, 02/01/33              $  3,900         $    3,900
   Sac County, Industrial
     Development Authority,
     Evapco Project, RB, AMT
     (LOC: Bank of America)
     (C) (D)
     1.350%, 07/01/16                 3,060              3,060
   West Des Moines, Commercial
     Development Authority,
     Greyhound Lines Project,
     RB (LOC: Wachovia Bank)
     (C) (D)
     1.200%, 12/01/14                 2,500              2,500
                                                     ---------
                                                         9,460
                                                     ---------
KANSAS (0.7%)
   Sedgwick & Shawnee Counties,
     Ser PT-227, RB (C) (D)
     1.290%, 12/01/22                 9,025              9,025
                                                     ---------
KENTUCKY (0.2%)
   Kentucky State, Development
     Districts Financing Authority,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.300%, 06/01/33                 3,100             3,100
                                                     ---------
MARYLAND (1.6%)
   Howard County, Economic
     Development Authority,
     Norbell School Project,
     RB (LOC: Branch Banking
     & Trust) (C) (D)
     1.200%, 02/01/28                 5,000              5,000



--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
MARYLAND -- CONTINUED
   Maryland State, Community
     Development Administration
     Authority,
     Ser 170, RB (C) (D)
     1.240%, 04/01/18              $  4,960        $     4,960
   Maryland State, Economic
     Development Authority, YMCA
     Central Maryland Project,
     RB (LOC: Branch Banking
     & Trust) (C) (D)
     1.300%, 04/01/28                 5,000              5,000
   Maryland State, Ser PA-816,
     GO (C) (D)
     1.200%, 03/01/15                 5,995              5,995
                                                     ---------
                                                        20,955
                                                     ---------
MASSACHUSETTS (2.6%)
   Massachusetts State, GO, FSA
     (C) (D)
     1.170%, 03/01/10                 9,980              9,980
     1.170%, 07/01/10                15,000             15,000
   Massachusetts State,
     Transportation Improvement
     Association, Route 3 North
     Project, Ser B,
     RB, AMBAC (C) (D)
     1.150%, 06/15/33                10,000             10,000
                                                     ---------
                                                        34,980
                                                     ---------
MICHIGAN (0.2%)
   Michigan State, Strategic Fund,
     Consolidated Industrial Project,
     RB, AMT (LOC: Banc One Capital
     Markets) (C) (D)
     1.350%, 01/01/19                 1,800              1,800

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
MICHIGAN -- CONTINUED
   Oakland County, Economic
     Development Authority,
     Moody Family Limited
     Project, RB, AMT (LOC: Bank
     One Michigan) (C) (D)
     1.350%, 09/01/12              $    700         $      700
                                                     ---------
                                                         2,500
                                                     ---------
MISSOURI (0.3%)
   Carthage, Industrial Development
     Authority, Schrieber Project,
     RB, AMT (LOC: First
     National Bank) (C) (D)
     1.250%, 11/01/10                 3,100              3,100
   Missouri State, Environmental
     Improvement & Energy Resource
     Authority, Utilicorp United
     Project, RB, AMT (LOC: Toronto
     Dominion Bank) (C) (D)
     1.250%, 05/01/28                   700                700
                                                     ---------
                                                         3,800
                                                     ---------
MONTANA (0.6%)
   Missoula County, Economic
     Development Authority,
     Dinny Stranahan Research
     Project, RB (LOC: Northern
     Trust Company)(C) (D)
     1.200%, 06/01/20                 8,500              8,500
                                                     ---------
NEVADA (1.8%)
   Clark County, Airport
     Improvement Authority,
     Sub-Lien Ser A-1, RB (LOC:
     Westdeutsche Landesbank) (C) (D)
     1.150%, 07/01/25                 9,510              9,510


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
NEVADA -- CONTINUED
   Clark County, Airport
     Improvement Authority, Sub-
     Lien Ser A-2, RB, AMT (LOC:
     Westdeutsche Landesbank)
     (C) (D)
     1.200%, 07/01/25              $  4,275         $    4,275
   Nevada State, Ser 344, GO,
     FGIC (C) (D)
     1.320%, 05/15/28                 5,495              5,495
   Nevada State, Ser SG-114,
     RB (C) (D)
     1.240%, 03/01/27                 5,000              5,000
                                                     ---------
                                                        24,280
                                                     ---------
NEW JERSEY (2.6%)
   New Jersey State, Ser PA-801,
     COP, FHLMC
     (C) (D)
     1.220%, 09/15/14                 7,495              7,495
   New Jersey State,
     Transportation Authority,
     Ser PA-802, RB, FSA  (C) (D)
     1.180%, 12/15/09                10,000             10,000
   New Jersey State,
     Transportation Authority,
     Ser PA-902, RB, MBIA (C) (D)
     1.220%, 12/15/05                17,020             17,020
                                                     ---------
                                                        34,515
                                                     ---------
NEW YORK (11.1%)
   Metropolitan New York,
     Transportation Authority,
     Ser PA-1077, RB, FSA (C) (D)
     1.220%, 05/15/10                20,000             20,000
   New York City, Municipal Water
     Financing Authority, Ser
     PA-454, RB (C) (D)
     1.190%, 07/15/30                14,500             14,500

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
NEW YORK -- CONTINUED
   New York City, Municipal Water
     Financing Authority, Ser
     SGB-27, RB, FSA (C) (D)
     1.220%, 06/15/24              $  9,000         $    9,000
   New York State, Dormitory
     Authority, Ser
     PA-781, RB, FSA (C) (D)
     1.190%, 05/15/17                 6,655              6,655
   New York State, Housing Finance
     Agency, 900 8th Avenue Housing
     Project, RB (LOC: Keybank)
    (C) (D)
     1.230%, 11/01/35                40,000             40,000
   New York State, Local Government
     Assistance,
     Ser A, RB, FGIC (C) (D)
     1.120%, 04/01/21                20,000             20,000
   New York State, Local Government
     Assistance,
     Ser PT-410, RB (C) (D)
     1.190%, 04/01/10                14,925             14,925
   Southeast New York, Industrial
     Development Agency, Unilock
     New York Project, RB, AMT
     (LOC: Bank One) (C) (D)
     1.250%, 12/01/12                 2,200              2,200
   Triborough Bridge & Tunnel
     Authority, RB, AMBAC
     (C) (D)
     1.150%, 01/01/32                20,000             20,000
                                                     ---------
                                                       147,280
                                                     ---------
NORTH CAROLINA (6.5%)
   Charlotte, Airport Authority,
     Ser A, RB,
     MBIA, AMT
     (C) (D)
     1.250%, 07/01/17                 4,000              4,000

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
NORTH CAROLINA -- CONTINUED
     Cleveland County, Family
     YMCA, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.200%, 08/01/18              $  2,600         $    2,600
   Forsyth County, Communications
     System Project, COP (C) (D)
     1.200%, 10/01/12                12,800             12,800
   Guilford County, Industrial &
     Recreational Facilities
     Authority, YMCA Project,
     RB (LOC: Branch Banking &
     Trust) (C) (D)
     1.200%, 02/01/23                 5,000              5,000
   Mecklenburg County, Public
     Improvements, Ser C,
     GO (C) (D)
     1.200%, 02/01/14                 5,000              5,000
   Mecklenburg County, Ser C,
     GO (C) (D)
     1.170%, 02/01/18                 8,850              8,850
   North Carolina State, Educational
     Facilities Finance Agency,
     Guilford College Project,
     RB, MBIA (C) (D)
     1.250%, 05/01/24                 2,100              2,100
   North Carolina State, Educational
     Facilities Finance Agency,
     Wake Forest University,
     RB (C) (D)
     1.100%, 01/01/18                 3,650              3,650
   North Carolina State,
     Medical Care Authority,
     Westcare Health
     Systems, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.200%, 09/01/22                 4,800              4,800

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
NORTH CAROLINA -- CONTINUED
   North Carolina State, Medical
     Care Community Hospital,
     Lutheran Services For The
     Aging Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.250%, 03/01/28              $  8,135         $    8,135
   University of North Carolina,
     Chapel Hill Hospital, Ser A,
     RB (C) (D)
     1.200%, 02/01/29                30,000             30,000
                                                     ---------
                                                        86,935
                                                     ---------
OHIO (3.1%)
   Ohio State, Air Quality
     Development Authority,
     JMG Limited Partnership,
     Ser A, RB, AMT (LOC:
     Westdeutsche Landesbank)
     (C) (D)
     1.200%, 04/01/28                 3,000              3,000
   Ohio State, Higher Educational
     Facilities Commission, Pooled
     Financing Project, RB (LOC:
     Fifth Third Bank) (C) (D)
     1.300%, 09/01/18                 4,225              4,225
   Ohio State, Housing Finance
      Authority, RB (C) (D)
     1.290%, 03/01/07                 4,600              4,600
   Rickenbacker, Port Authority,
     YMCA of Central Ohio Project,
     RB (LOC: Fifth
     Third Bank) (C) (D)
     1.200%, 05/01/22                10,500             10,500
   Toledo, City Services,
     Special Assessment
     (LOC: Bank
     One) (C) (D)
     1.250%, 12/01/04                 9,700              9,700


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
OHIO -- CONTINUED
   Warren County, Health Care
     Improvement, Otterbein
     Project, Ser A,
     RB (LOC: Fifth
     Third Bank) (C) (D)
     1.260%, 07/01/21              $  8,550          $   8,550
                                                     ---------
                                                        40,575
                                                     ---------
PENNSYLVANIA (2.8%)
   Berks County, Industrial
     Development Authority,
     Kutztown University
     Foundation Project, RB (LOC:
     Wachovia Bank) (C) (D)
     1.200%, 01/01/27                13,000             13,000
   Cambria County, Industrial
     Development Authority,
     Cambria Cogeneration
     Project, Ser A-1, RB, AMT
     (LOC: Bayerische Hypo-und
     Vereinsbank) (C) (D)
     1.250%, 12/01/28                 7,125              7,125
   Delaware River Port Authority,
     RB, FSA (C) (D)
     1.220%, 01/01/18                 7,000              7,000
   Philadelphia, Industrial
     Development Authority,
     Chemical Heritage
     Foundation Project, RB (LOC:
     Wachovia Bank) (C) (D)
     1.200%, 07/01/27                 9,600              9,600
                                                     ---------
                                                        36,725
                                                     ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
SOUTH CAROLINA (5.1%)
   Newberry County, Memorial
     Hospital Authority,
     Newberry County Memorial
     Hospital Project, RB (LOC:
     First Union National Bank)
     (C) (D)
     1.200%, 12/01/29              $ 10,000         $   10,000
   South Carolina State,
     Educational Facilities
     Authority, Newberry College
     Project, RB (LOC: Branch
     Banking & Trust)(C) (D)
     1.200%, 08/01/22                 4,000              4,000
   South Carolina State, Housing
     Finance & Development
     Authority, Ser PT-1272, RB,
     FHLMC (C) (D)
     1.340%, 12/15/30                10,000             10,000
   South Carolina State, Jobs
     Economic Development
     Authority, Anderson Area
     YMCA Project,  RB (LOC:
     Bank of America) (C)(D)
     1.250%, 11/01/24                 7,100              7,100
   South Carolina State, Jobs
     Economic Development
     Authority, Carolina Village
     Project, RB (LOC: Branch
     Banking & Trust)(C) (D)
     1.200%, 02/01/22                 4,805              4,805
   South Carolina State, Jobs
     Economic Development Authority,
     Developmental Foundation Project,
     RB (LOC: Branch Banking
     & Trust) (C) (D)
     1.200%, 12/01/10                 6,000              6,000

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
SOUTH CAROLINA -- CONTINUED
   South Carolina State,
     Jobs Economic Development
     Authority, Diversified
     Coating Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.300%, 04/01/17              $  1,900         $    1,900
   South Carolina State,
     Jobs Economic Development
     Authority, Sargent Metal
     Fabricators Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.300%, 11/01/22                 2,555              2,555
   South Carolina State, Jobs
     Economic Development
     Authority, YMCA Beaufort
     County Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.200%, 12/01/24                 3,450              3,450
   University of South Carolina, BAN
     3.000%, 07/24/03                13,800             13,831
   University of South Carolina,
     Development Foundation,
     RB (LOC: Branch Banking
     & Trust) (C) (D)
     1.200%, 12/01/10                 4,000              4,000
                                                     ---------
                                                        67,641
                                                     ---------
TENNESSEE (0.5%)
   Covington, Industrial
     Development Board, Charms
     Project, RB, AMT (LOC: Bank
     of America) (C) (D)
     1.250%, 06/01/27                 3,000              3,000

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
TENNESSEE -- CONTINUED
   Knox County, Industrial
     Development Board,
     Educational Services
     of America Project,
     RB (LOC: Branch Banking
     & Trust) (C) (D)
     1.200%, 12/01/22              $  3,900          $   3,900
                                                     ---------
                                                         6,900
                                                     ---------
TEXAS (6.8%)
   Coastal Bend, Health Facilities
     Development Authority,
     Incarnate World Health
     Systems Project,
     Ser B, RB, AMBAC (C) (D)
     1.260%, 08/15/28                17,400             17,400
   Gulf Coast Waste Disposal,
     Environmental Facilities,
     Exxon Mobil Project,
     RB (C) (D)
     1.160%, 09/01/25                15,000             15,000
   Houston, Airport System,
     Ser SG-149, RB, FSA (C) (D)
     1.270%, 07/01/28                17,500             17,500
   Houston, Higher Education
     Finance Authority, Rice
     University, Ser SG-139,
     RB (C) (D)
     1.240%, 11/15/29                 3,100              3,100
   Houston, Water & Sewer System
     Authority, Ser SG-78, RB (C) (D)
     1.240%, 12/01/25                 8,835              8,835
   Pearland, Independent
     School District, Ser SG-106,
     GO (C) (D)
     1.240%, 02/15/22                   600                600

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
   TEXAS -- CONTINUED
   Texas State, Eagle Trust,
     Ser 991301, GO (C) (D)
     1.270%, 06/01/25              $  9,900         $    9,900
   Texas State, Lower Colorado
     River Authority, Merlots,
     Ser ZZZ, RB (C) (D)
     1.270%, 10/01/28                 3,500              3,500
   Texas State, Ser II-R-113,
     GO (C) (D)
     1.270%, 10/01/13                14,105             14,105
                                                     ---------
                                                        89,940
                                                     ---------
VIRGINIA (12.2%)
   Alexandria, Redevelopment &
     Housing Authority, Multi-
     Family Housing Project,
     Ser PT-1251, RB (C) (D)
     1.340%, 12/01/29                 3,000              3,000
   Alexandria, Redevelopment &
     Housing Authority,
     Residential Care Facilities,
     Goodwin House Project,
     Ser B, RB (LOC: First Union
     National Bank) (C) (D)
     1.250%, 10/01/06                 6,245              6,245
   Charlottesville, Industrial
     Development Authority,
     Seminole Project, Ser A,
     RB (LOC: Branch Banking &
     Trust) (C) (D)
     1.200%, 12/01/13                 3,635              3,635
   Clarke County, Industrial
     Development Authority,
     Powhatan School District
     Project, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.200%, 09/01/22                 1,700              1,700

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Danville, Industrial
     Development Authority,
     Institute of Advanced
     Research Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.200%, 08/01/12              $  6,600         $    6,600
   Dinwiddie County, Industrial
     Development Authority,
     Chaparral East Project,
     Ser A, RB (LOC: Bank of
     America) (C) (D)
     1.450%, 09/01/28                11,725             11,725
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project,
     Ser A, RB (C) (D)
     1.130%, 10/01/25                 2,500              2,500
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project,
     Ser B, RB (C) (D)
     1.130%, 10/01/25                 1,900              1,900
   Fairfax County, Industrial
     Development Authority,
     Innovations Health
     Systems, RB (C) (D)
     1.130%, 01/01/30                 5,000              5,000
   Fairfax County, Industrial
     Development Authority,
     Innovations Services
     Project, Ser A, RB (C) (D)
     1.130%, 01/15/22                 2,000              2,000
   Fairfax County, Industrial
     Development Authority,
     RB (C) (D)
     1.150%, 10/01/25                   600                600


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
   VIRGINIA -- CONTINUED
   Front Royal & Warren County,
     Industrial Development
     Authority, Warren Memorial
     Hospital Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.200%, 05/01/23              $  3,150         $    3,150
   Hanover County, Industrial
     Development Authority,
     Covenant Woods Project,
     RB (LOC: Branch Banking &
     Trust) (C) (D)
     1.200%, 07/01/29                 7,180              7,180
   Loudoun County, Industrial
     Development Authority,
     Howard Huges
     Medical Project,
     Ser E, RB (C) (D)
     1.300%, 02/15/38                20,000             20,000
   Loudoun County, Industrial
     Development Authority,
     Howard Hughes Medical
     Project, Ser F, RB (C) (D)
     1.150%, 02/15/38                30,000             30,000
   Louisa County, Industrial
     Development Authority,
     University of Virginia Health
     Services Foundation,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.200%, 10/01/30                 3,000              3,000
   Norfolk, Eagle Trust,
     Ser 944601, GO (C) (D)
     1.270%, 06/01/05                 9,900              9,900
   Suffolk, Industrial Development
     Authority, Lake Prince Center
     Project, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.300%, 10/01/05                 1,335              1,335

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   University of Virginia,
     Merlots, Ser B-31,
     RB (C) (D)
     1.270%, 06/01/27              $  4,750         $    4,750
   University of Virginia,
     Ser A, RB (C) (D)
     1.200%, 06/01/34                22,000             22,000
   Virginia Beach, Development
     Authority, Ser PT-1146,
     RB (C) (D)
     1.250%, 07/01/06                 3,000              3,000
   Virginia College, Building
     Authority, Shenandoah
     University Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.200%, 05/01/32                 3,000              3,000
   Virginia State, Biotechnology
     Research Park Authority,
     RB (LOC: Wachovia Bank)
     (C) (D)
     1.200%, 04/01/27                 7,490              7,490
   Virginia State, Public
     School Authority,
     Ser PT-1619,
     RB (C) (D)
     1.200%, 08/01/17                 2,500              2,500
                                                     ---------
                                                       162,210
                                                     ---------
WASHINGTON (2.7%)
   King County, Water &
     Sewer Authority, RB,
     FSA (C) (D)
     1.240%, 01/01/10                 7,395              7,395
   Seattle, Ser 348, GO (C) (D)
     1.320%, 12/15/28                 4,495              4,495
   Washington State, Merlots,
     Ser B-23, GO, MBIA (C) (D)
     1.270%, 12/01/25                10,000             10,000

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
   WASHINGTON -- CONTINUED
   Washington State, Public Power
     Supply System, Nuclear Power
     Project No.1, Ser 1A-1, RB
     (LOC: Bank of America) (C) (D)
     1.200%, 07/01/17              $  4,140         $    4,140
   Washington State, Public Power
     Supply System, Nuclear Power
     Project No. 1, Ser C,
     RB (C) (D)
     7.750%, 07/01/03                 4,900              4,924
   Washington State, Public Power
     Supply System, Nuclear
     Power Project No. 2, Ser
     2A-1,
     RB, MBIA (C) (D)
     1.150%, 07/01/12                 4,500              4,500
                                                     ---------
                                                        35,454
                                                     ---------
WISCONSIN (1.0%)
   Appleton, Industrial Development
     Authority, Pro Label Project,
     RB, AMT (LOC: Bank One) (C) (D)
     1.500%, 11/01/12                   585                585
   Germantown, Industrial Development
     Authority, Speaker Project, RB,
     AMT (LOC: Bank One Milwaukee)
     (C) (D)
     1.500%, 08/01/11                   685                685
   Holland, Industrial Development
     Authority, White Clover Dairy
     Project, RB, AMT (LOC:
     Bank One Wisconsin) (C) (D)
     1.400%, 06/01/13                 1,155              1,155

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003



TAX-EXEMPT MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                   (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
WISCONSIN -- CONTINUED
   Oconomowoc, Industrial Development
     Authority, Quest Technologies
     Project, RB, AMT (LOC: Bank
     One Wisconsin) (C) (D)
     1.400%, 05/01/18              $  1,320         $    1,320
   Wisconsin State, Health &
     Educational Facilities
     Authority, Felician
     Services Project, Ser A, (RB),
     AMBAC (C) (D)
     1.210%, 01/01/20                 9,700              9,700
                                                     ---------
                                                        13,445
                                                     ---------
PUERTO RICO (0.7%)
   Puerto Rico Commonwealth,
     Ser PA-774 R, RB (C) (D)
     1.200%, 07/01/13                 8,810              8,810
                                                     ---------
OTHER (4.0%)
   Puttable Floating Rate Option,
     Tax-Exempt Receipts,
     Cl A (C) (D)
     1.340%, 01/01/32                53,000             53,000
                                                     ---------
Total Municipal Bonds
     (Cost $1,319,932)                               1,319,932
                                                     ---------
CASH EQUIVALENT (0.4%)
   SEI Institutional Tax
     Free Fund                    5,857,972              5,858
                                                     ---------
Total Cash Equivalent
     (Cost $5,858)                                       5,858
                                                     ---------
Total Investments (99.8%)
   (Cost $1,325,790)                                 1,325,790
                                                     ---------

--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
Investment Advisory Fees Payable                    $    (510)
Administration Fees Payable                               (78)
Distribution Fees Payable                                 (25)
Custodian Fees Payable                                    (10)
Transfer Agent Shareholder Servicing
   Fees Payable                                            (3)
Other Assets and Liabilities, Net                       2,702
                                                    ----------
Total Other Assets and Liabilities                      2,076
                                                    ----------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited  authorization -- no par value)
   based on 1,088,300,492 outstanding shares
   of beneficial interest                            1,088,301
Portfolio Shares of Investor Class
   (unlimited  authorization  -- no par value)
   based on 239,433,687 outstanding shares
   of beneficial interest                              239,434
Accumulated net realized gain on investments               131
                                                    ----------
Total Net Assets (100.0%)                           $1,327,866
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class
   ($1,088,414,778 / 1,088,300,492 shares)          $     1.00
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class
   ($239,450,835 / 239,433,686 shares)              $     1.00
                                                    ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 37.

--------------------------------------------------------------------------------




U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (35.0%)
   FFCB (C) (D)
     1.161%, 06/10/03              $ 60,000    $   60,000
   FHLB
     1.400%, 05/10/04                25,000        25,000
   FHLB Discount Notes (F)
     1.220%, 06/17/03                20,000        19,989
     1.220%, 08/08/03                30,000        29,931
     1.230%, 10/20/03                20,000        19,904
   FHLB, Ser AK04
     1.650%, 01/02/04                40,000        40,000
   FHLB, Ser GM04
     1.425%, 03/08/04                25,000        25,000
   FHLB, Ser J803
     1.650%, 06/03/03                30,000        30,000
   FHLB, Ser KF04
     1.300%, 04/12/04                25,000        25,000
   FHLB, Ser QD04
     1.300%, 06/07/04                25,000        25,000
   FHLMC Discount Notes (F)
     1.380%, 12/04/03                25,000        24,826
   FHLMC Discount Notes (F)
     1.840%, 07/17/03                20,000        19,953
     1.217%, 02/26/04                25,000        24,769
   FNMA Discount Notes (F)
     1.220%, 08/08/03                25,000        24,943
     1.185%, 04/30/04                15,000        14,835
   SLMA (C) (D)
     1.191%, 11/20/03                25,000        25,000
                                                ---------
Total U.S. Government Agency Obligations
     (Cost $434,150)                              434,150
                                                ---------

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (65.0%)
   ABN-Amro
     1.285% dated 05/30/03, matures
     06/02/03, repurchase price
     $60,001,203 (collateralized by
     U.S. Government obligations:
     total market value
     $61,195,566) (B)              $ 59,995    $   59,995
   Banque Nationale de Paris
     1.285% dated 05/30/03, matures
     06/02/03, repurchase price
     $258,424,014 (collateralized by
     U.S. Government obligations:
     total market value
     $263,564,405) (B)              258,396       258,396
   Bear Stearns
     1.285% dated 05/30/03, matures
     06/02/03, repurchase price
     $49,520,358 (collateralized by
     U.S. Government obligations:
     total market value
     $50,506,009) (B)                49,515        49,515
   Lehman Brothers
     1.265% dated 05/30/03, matures
     06/02/03, repurchase price
     $60,722,472 (collateralized by
     U.S. Government obligations:
     total market value
     $61,929,242) (B)                60,716        60,716
   Merrill Lynch
     1.295% dated 05/30/03, matures
     06/02/03, repurchase price
     $60,641,670 (collateralized by
     U.S. Government obligations:
     total market value
     $61,849,283) (B)                60,635        60,635

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003



U.S. GOVERNMENT SECURITIES MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Morgan Stanley Dean Witter
     1.295% dated 05/30/03, matures
     06/02/03, repurchase price
     $58,849,850 (collateralized by
     U.S. Government obligations:
     total market value
     $60,021,647) (B)              $ 58,843         $   58,843
   UBS Paine Webber
     1.295% dated 05/30/03, matures
     06/02/03, repurchase price
     $260,181,525 (collateralized by
     U.S. Government obligations:
     total market value
     $265,357,103) (B)              260,153            260,153
                                                    ----------
Total Repurchase Agreements
     (Cost $808,253)                                   808,253
                                                    ----------
Total Investments (100.0%)
   (Cost $1,242,403)                                 1,242,403
                                                    ----------
OTHER ASSETS AND LIABILITIES (0.0%)
Investment Advisory Fees Payable                          (587)
Administration Fees Payable                                (72)
Distribution Fees Payable                                  (30)
Custodian Fees Payable                                      (9)
Transfer Agent Shareholder Servicing
   Fees Payable                                             (3)
Other Assets and Liabilities, Net                        1,104
                                                    ----------
Total Other Assets and Liabilities                         403
                                                    ----------
--------------------------------------------------------------------------------

                                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no
   par value) based on 992,571,471
   outstanding shares of beneficial
   interest                                         $  992,548
Portfolio Shares of Investor Class
   (unlimited authorization -- no
   par value) based on 250,250,657
   outstanding shares of beneficial interest           250,273
Accumulated net realized loss
   on investments                                          (15)
                                                    ----------
Total Net Assets (100.0%)                           $1,242,806
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class
   ($992,560,181 / 992,571,471 shares)              $     1.00
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class
   ($250,245,985 / 250,250,657 shares)              $     1.00
                                                    ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 37.

--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)         VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (25.5%)
   U.S. Treasury Bonds
     1.145%, 06/19/03              $ 75,000         $   74,957
     1.861%, 06/26/03               100,000             99,917
   U.S. Treasury Notes
    11.125%, 08/15/03                10,000             10,203
     4.250%, 11/15/03                50,000             50,621
     3.000%, 11/30/03                40,000             40,287
                                                     ---------
Total U.S. Treasury Obligations
     (Cost $275,985)                                   275,985
                                                     ---------
REPURCHASE AGREEMENTS (74.5%)
   ABN-Amro
     1.205% dated 05/30/03, matures
     06/02/03, repurchase price
     $210,577,324 (collateralized by
     U.S. Treasury obligations:
     total market value
     $214,767,464) (B)              210,556            210,556
   Banque Nationale de Paris
     1.205% dated 05/30/03, matures
     06/02/03, repurchase price
     $49,494,021 (collateralized by
     U.S. Treasury Bill:
     total market value
     $50,479,084) (B)                49,489             49,489
   Bear Stearns
     1.205% dated 05/30/03, matures
     06/02/03, repurchase price
     $25,170,979 (collateralized by
     U.S. Treasury obligation:
     total market value
     $29,598,544) (B)                25,168             25,168

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Deutsche Bank
     1.205% dated 05/30/03, matures
     06/02/03, repurchase price
     $44,958,235 (collateralized by
     U.S. Treasury obligations:
     total market value
     $45,853,577) (B)              $ 44,954         $   44,954
   Dresdner Bank
     1.185% dated 05/30/03, matures
     06/02/03, repurchase price
     $42,414,918 (collateralized by
     U.S. Treasury obligations:
     total market value
     $43,261,377) (B)                42,411             42,411
   Greenwich Capital
     1.205% dated 05/30/03, matures
     06/02/03, repurchase price
     $45,301,146 (collateralized by
     U.S. Treasury Note:
     total market value
     $46,204,176) (B)                45,297             45,297
   JPMorgan Chase
     1.185% dated 05/30/03, matures
     06/02/03, repurchase price
     $48,714,203 (collateralized by
     U.S. Treasury Bills:
     total market value
     $49,688,453) (B)                48,709             48,709
   Lehman Brothers
     1.175% dated 05/30/03, matures
     06/02/03, repurchase price
     $37,000,530 (collateralized by
     U.S. Treasury obligation:
     total market value
     $37,739,984) (B)                36,997             36,997

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003



U.S. TREASURY MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Merrill Lynch
     1.155% dated 05/30/03, matures
     06/02/03, repurchase price
     $20,014,155 (collateralized by
     U.S. Treasury obligation:
     total market value
     $20,414,419) (B)              $ 20,012         $   20,012
   Morgan Stanley Dean Witter
     1.175% dated 05/30/03, matures
     06/02/03, repurchase price
     $45,032,414 (collateralized by
     U.S. Treasury obligations:
     total market value
     $45,928,786) (B)                45,028             45,028
   CitiGroup
     1.175% dated 05/30/03, matures
     06/02/03, repurchase price
     $50,576,474 (collateralized by
     U.S. Treasury Note:
     total market value
     $51,611,720) (B)                50,572             50,572
   UBS Paine Webber
     1.205% dated 05/30/03, matures
     06/02/03, repurchase price
     $185,742,194 (collateralized by
     U.S. Treasury obligations:
     total market value
     $189,439,846) (B)              185,724            185,724
                                                     ---------
Total Repurchase Agreements
     (Cost $804,917)                                   804,917
                                                     ---------
Total Investments (100.0%)
   (Cost $1,080,902)                                 1,080,902
                                                     ---------

--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.0%)
Investment Advisory Fees Payable                    $     (503)
Administration Fees Payable                                (62)
Custodian Fees Payable                                      (8)
Transfer Agent Shareholder Servicing
   Fees Payable                                             (2)
Other Assets and Liabilities, Net                          452
                                                    ----------
Total Other Assets and Liabilities                        (123)
                                                    ----------
NET ASSETS:
Portfolio Shares of Trust Class
   (unlimited authorization -- no
   par value) based on 1,080,418,643
   outstanding shares of beneficial
   interest                                          1,080,419
Distribution in excess of net
   investment income                                       (18)
Accumulated net realized gain
   on investments                                          378
                                                    ----------
Total Net Assets (100.0%)                           $1,080,779
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class
   ($1,080,779,235 / 1,080,418,643 shares)          $     1.00
                                                    ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 37.

--------------------------------------------------------------------------------



VIRGINIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (99.7%)
VIRGINIA (96.9%)
   Albemarle County, Industrial
     Development Authority, Eldercare
     Gardens Project, RB
     (LOC: Bank of America) (C) (D)
     1.200%, 12/01/05              $  2,445           $  2,445
   Albemarle County, Industrial
     Development Authority,
     University of Virginia Health
     Services Project, RB (LOC:
     First Union National Bank)
    (C) (D)
     1.200%, 10/01/22                 6,520              6,520
   Alexandria, Industrial Development
     Authority, Alexandria County Day
     School, RB (LOC: First Union
     National Bank) (C)(D)
     1.250%, 06/01/25                 4,500              4,500
   Alexandria, Industrial Development
     Authority, American Red Cross
     Project, RB (LOC: First Union
     National Bank) (C) (D)
     1.250%, 01/01/09                 2,930              2,930
   Alexandria, Industrial Development
     Authority, Association for
     Supervision & Currency Project,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.200%, 07/01/23                 1,530              1,530


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Alexandria, Industrial Development
     Authority, Pooled Loan Program,
     Sub-Ser A, RB (LOC: Bank
     of America) (C) (D)
     1.200%, 07/01/26              $  1,000           $  1,000
   Arlington County, Ballston
     Public Parking Project,
     RB (LOC: Citibank) (C) (D)
     1.200%, 08/01/17                 7,200              7,200
   Ashland, Industrial Development
     Authority, Health & Community
     Services Facilities Authority,
     YMCA Greater Richmond Project,
     Ser A, RB (LOC: First Union
     National Bank) (C) (D)
     1.200%, 11/01/20                 8,955              8,955
   Ashland, Industrial Development
     Authority, Interflex Group
     Project, RB, AMT (LOC:
     First Union National Bank)
     (C) (D)
     1.350%, 07/01/19                 5,700              5,700
   Chesapeake Bay, Bridge & Tunnel
     Community District Authority,
     General Resolution
     Project, RB, MBIA (C) (D)
     1.270%, 07/01/25                 6,755              6,755
   Clark County, Industrial
     Development Authority,
     Winchester Medical Center
     Project, RB, FSA (C) (D)
     1.350%, 01/01/30                10,000             10,000
   Commonwealth of Virginia,
     Ser 1994, GO (C) (D)
     1.270%, 06/01/21                 5,000              5,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003



VIRGINIA TAX-FREE MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Danville, Industrial Development
     Authority, Institute of Advanced
     Research Project, RB (LOC:
     Branch Banking & Trust) (C) (D)
     1.200%, 08/01/12              $  4,000           $  4,000
   Danville, Industrial Development
     Authority, Ser PT-1663,
     RB, AMBAC (C) (D)
     1.240%, 10/01/28                 5,760              5,760
   Fairfax County, Economic
     Development
     Authority, Cable Access Recovery,
     Ser A, RB (LOC: First Union
     National Bank) (C) (D)
     1.300%, 05/01/25                 1,325              1,325
   Fairfax County, Economic
     Development Authority,
     Flint Hill School Project,
     RB (LOC: First Union National
     Bank) (C) (D)
     1.300%, 09/01/21                 4,875              4,875
   Fairfax County, Industrial
     Development Authority, Fairfax
     Hospital Project,
     Ser A, RB (C) (D)
     1.130%, 10/01/25                 1,025              1,025
   Fairfax County, Industrial
     Development Authority, Fairfax
     Hospital Project,
     Ser B, RB (C) (D)
     1.130%, 10/01/25                 4,200              4,200


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Fairfax County, Industrial
     Development Authority,
     Innovations Health Systems,
     RB (C) (D)
     1.130%, 01/01/30              $  6,605           $  6,605
   Fairfax County, Ser 392,
     COP (C) (D)
     1.240%, 04/15/32                14,455             14,455
   Fairfax County, Ser II-R 207,
     GO (C) (D)
     1.200%, 06/01/05                 2,500              2,500
   Fairfax County, Water Authority,
     Municipal Trade Receipts Project,
     RB (C) (D)
     1.240%, 04/01/30                 7,850              7,850
   Greenville County, Industrial
     Development Authority,
     Blue Ridge School Project,
     RB (LOC: Branch Banking &
     Trust) (C) (D)
     1.200%, 06/01/26                 5,500              5,500
   Hampton, Public Improvements,
     Ser PA-876,
     RB (C) (D)
     1.240%, 01/15/13                 6,500              6,500
   Hampton, Redevelopment &
     Housing Authority,
     Multi-Family Housing,
     Avalon Pointe Project, RB,
     FNMA, AMT (C) (D)
     1.150%, 06/15/26                 4,537              4,537
   Hampton, Redevelopment &
     Housing Authority, Multi-Family
     Housing, Avalon at Hampton
     Inn Project, Ser A, RB
     (LOC: Credit Suisse First
      Boston) (C) (D)
     1.100%, 06/15/26                 2,750              2,750

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Hanover County, Industrial Development
     Authority, Covenant Woods
     Project, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.200%, 07/01/29              $ 10,370      $ 10,370
   Loudoun County, Industrial
     Development Authority,
     Howard Hughes Medical
     Project, Ser F, RB (C) (D)
     1.150%, 02/15/38                 5,000         5,000
   Louisa County, Industrial
     Development Authority,
     Pooled Financing Project,
     RB (LOC: Bank of America)
     (C) (D)
     1.200%, 01/01/20                 1,545         1,545
   Lynchburg, Industrial
     Development Authority,
     Aerofin Project, RB, AMT
     (LOC: PNC Bank) (C) (D)
     1.350%, 03/01/29                 2,075         2,075
   Lynchburg, Industrial
     Development Authority,
     Educational Facilities,
     Randolph Macon Project,
     RB (LOC: Wachovia Bank)
     (C) (D)
     1.200%, 09/01/23                 8,000         8,000
   Metropolitan Washington D.C.,
     Airport Project, RB, FGIC
     (C) (D)
     1.320%, 04/01/08                 3,320         3,320


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Newport News, Economic
     Development Authority,
     Jefferson Point Development
     Project, RB (LOC: Credit
     Suisse First Boston) (C) (D)
     1.250%, 11/01/11              $  5,200           $  5,200
   Newport News, Redevelopment
     & Housing Authority,
     Ser PT-1374,
     RB (C) (D)
     1.240%, 07/01/25                 8,815              8,815
   Norfolk, Industrial Development
     Authority, Children's Hospital
     Facilities Project,
     RB (LOC: Wachovia Bank)
     (C) (D)
     1.200%, 06/01/20                15,300             15,300
   Norfolk, Redevelopment &
     Housing Authority,
     Old Dominion Project,
     RB (LOC: Bank of America)
     (C) (D)
     1.200%, 08/01/33                 3,000              3,000
   Norfolk, Ser 944601,
     GO (C) (D)
     1.270%, 06/01/05                12,500             12,500
   Orange County, Industrial
     Development Authority,
     Zamma Project, RB
     (LOC: SouthTrust Bank) (C) (D)
     1.350%, 12/01/22                 2,000              2,000
   Portsmouth, Industrial
     Development Authority,
     Fairwood Homes Project,
     Ser A, RB (LOC: Bank
     of America) (C) (D)
     1.200%, 11/01/27                 2,805              2,805

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003



VIRGINIA TAX-FREE MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)          VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Prince Edward County, Industrial
     Development Authority,
     Eldercare ofVirginia Project,
     RB (LOC: Bank of America)
     (C) (D)
     1.200%, 08/01/05              $  2,050           $  2,050
   Prince George County,
     Industrial Development
     Authority, Metropolitan Span
     Project, RB, AMT (LOC: Bank
     One Texas)(C) (D)
     1.400%, 09/01/19                 5,990              5,990
   Richmond, GO, FGIC (C) (D)
     1.270%, 01/15/16                 4,800              4,800
   Richmond, Redevelopment &
     Multi-Family Housing
     Authority, Belmont Apartments
     Project,
     RB (LOC: First Union
     National Bank)
     (C)(D)
     1.200%, 04/01/07                 1,880              1,880
   Roanoke, Industrial Development
     Authority, Hollins University
     Project, RB (LOC: First
     Union National Bank)(C)(D)
     1.200%, 05/01/15                 5,500              5,500
   Rockingham County, Industrial
     Development Authority,
     Sunnyside Presbyterian
     Project, RB (LOC: First
     Union National Bank) (C) (D)
     1.250%, 12/31/26                 2,520              2,520
   Suffolk, Industrial Development
     Authority, Lake Prince
     Center Project, RB (LOC:
     Branch Banking & Trust) (C) (D)
     1.300%, 10/01/05                 2,000              2,000

--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   University of Virginia,
     Ser A, RB (C) (D)
     1.200%, 06/01/34              $  5,175           $  5,175
   Virginia Beach, Development
     Authority, Multi-Family
     Housing, Ser PT-1146,
     RB (C) (D)
     1.250%, 07/01/06                 3,000              3,000
   Virginia Beach, Development
     Authority, Multi-Family
     Housing, Ser PT-1262,
     RB (C) (D)
     1.340%, 04/01/42                 7,255              7,255
   Virginia Beach, Development
     Authority, Westminster-
     Canterbury Project, Ser B,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.200%, 11/01/06                   400                400
   Virginia Beach, Industrial
     Development Authority,
     Ocean Ranch Project,
     RB (LOC: Branch Banking
     & Trust) (C) (D)
     1.200%, 07/01/17                 1,830              1,830
   Virginia State, College
     Building Authority,
     Public Higher Education
     Financing Program, Ser A, RB
     3.000%, 09/01/03                 1,435              1,440
   Virginia State, Commonwealth
    Transportation
     Board Authority, Ser
     SG-134, RB (C) (D)
     1.240%, 05/15/22                 2,600              2,600
   Virginia State, Port Authority,
     Ser SG-111, RB (C) (D)
     1.290%, 07/01/24                14,705             14,705

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Virginia State, Public
     Building Authority,
     Ser 131, RB,
     MBIA (C) (D)
     1.250%, 08/01/19              $  1,785           $  1,785
   Virginia State, Public
     Building Authority,
     Ser II-R-84,
     RB (C) (D)
     1.270%, 08/01/03                 2,750              2,750
   Virginia State, Public
    School Authority,
     Ser 431, RB (C) (D)
     1.200%, 08/01/06                 2,000              2,000
   Virginia State, Public
     School Authority,
     Ser A PT-1619,
     RB (C) (D)
     1.200%, 08/01/17                 6,000              6,000
   Virginia State, Residential
     Infrastructure Authority,
     Pooled Loan Project,
     Ser B, RB
     2.000%, 11/01/03                   970                971
   Virginia State, Resource
     Authority, Clean Water
     Project, Ser PA-790,
     RB (C) (D)
     1.240%, 10/01/16                 4,300              4,300
   Virginia State, Small
     Business Financing Authority,
     Clark County Industrial
     Development Project, RB,
     AMT (LOC: Branch
     Banking & Trust) (C) (D)
     1.300%, 07/01/25                 1,825              1,825
   Virginia State, Transportation
     Board Authority, Eagle
     Trust, Ser 994601, RB
     (C) (D)
     1.270%, 05/15/19                10,560             10,560


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)        VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Williamsburg, Industrial Development
     Authority, Colonial Williamsburg Museum
     Foundation Project, RB (LOC: Bank of
     America) (C) (D)
     1.200%, 12/01/18              $    600           $    600
                                                      --------
                                                       306,283
                                                      --------
PUERTO RICO (2.8%)
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, RB, FSA (C) (D)
     1.170%, 07/01/18                 2,500              2,500
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, RB, MBIA (C) (D)
     1.170%, 07/01/26                 1,800              1,800
   Puerto Rico, Electric Power
     Authority, RB (C) (D)
     1.170%, 07/01/16                 4,500              4,500
                                                      --------
                                                         8,800
                                                      --------
Total Municipal Bonds
     (Cost $315,083)                                   315,083
                                                      --------
CASH EQUIVALENT (0.2%)
   Federated Virginia Municipal
     Cash Trust, Institutional
     Class                          489,267                489
                                                      --------
Total Cash Equivalent
     (Cost $489)                                           489
                                                      --------
Total Investments (99.9%)
   (Cost $315,572)                                     315,572
                                                      --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003



VIRGINIA TAX-FREE MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                     VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
Investment Advisory Fees Payable                     $   (109)
Administration Fees Payable                               (19)
Custodian Fees Payable                                     (2)
Distribution Fees Payable - Investor Class                (14)
Transfer Agent Shareholder Servicing
   Fees Payable                                            (1)
Other Assets and Liabilities, Net                         599
                                                      --------
Total Other Assets and Liabilities                        454
                                                      --------
NET ASSETS:
 Portfolio Shares of Trust Shares
   (unlimited authorization -- no par value)
   based on 219,645,308 outstanding shares
   of beneficial interest                              219,639
 Portfolio Shares of Investor Shares
   (unlimited  authorization -- no par value)
   based on 96,278,673 outstanding shares
   of beneficial interest                               96,285
Accumulated net realized gain on investments               102
                                                      --------
Total Net Assets (100.0%)                             $316,026
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Class
   ($219,700,555 / 219,645,309 shares)                $   1.00
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Class
   ($96,325,541 / 96,278,674 shares)                  $   1.00
                                                      ========





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 37.

--------------------------------------------------------------------------------





                   KEY TO ABBREVIATIONS AND FOOTNOTES USED IN
                          THE STATEMENTS OF NET ASSETS



AMBAC      Security insured by the American Municipal Bond Assurance Corporation
AMT        Alternative Minimum Tax
BAN        Bond Anticipation Note
Cl         Class
COP        Certificate of Participation
FFCB       Federal Farm Credit Bank
FGIC       Security insured by the Financial Guaranty Insurance Company
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
FSA        Security insured by Financial Securities Assurance
GO         General Obligation
LOC        Letter of Credit
MBIA       Security insured by the Municipal Bond Insurance Association
MTN        Medium Term Note



RB         Revenue Bond
Ser        Series
SLMA       Student Loan Marketing Association
(A) Securities sold within terms of a private placement memorandum, exempt from registration under section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
(B)        Tri-Party Repurchase Agreement
(C) Adjustable rate security. The rate reported on the Statement of Net Assets is the rate in effect on May 31, 2003.
(D) Demand and interest rate reset features give these securities a shorter effective maturity date.
(E) Zero Coupon Security. The rate shown is the effective yield at the time of purchase.
(F)        Rate shown is the effective yield at date of purchase.
(1) Flex Shares have a contingent deferred sales charge. For a description of a possible sales charge, see the prospectus.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 2003

                                                                                                           U.S.
                                                                   TAX-EXEMPT       U.S. GOVERNMENT      TREASURY         VIRGINIA
                                             PRIME QUALITY           MONEY            SECURITIES          MONEY           TAX-FREE
                                              MONEY MARKET           MARKET          MONEY MARKET         MARKET        MONEY MARKET
                                                 FUND                 FUND               FUND              FUND             FUND
                                                --------            -------            -------            -------        ----------
Interest Income                                 $106,684            $16,364            $19,746            $14,232            $4,425
                                                --------            -------            -------            -------            ------
Expenses:
   Investment Advisory Fees                       39,223              6,738              7,757              6,351             1,328
   Administration Fees                             4,158                844                822                673               229
   Distribution Fees -- Investor Shares            3,839                357                407                 --               393
   Distribution Fees -- Flex Shares                  120                 --                 --                 --                --
   Transfer Agent Shareholder Servicing Fees         163                 33                 32                  2                69
   Custody Fees                                      140                 28                 28                 23                 8
   Registration Fees                                 200                 39                 38                 29                11
   Professional Fees                                 193                 42                 38                 33                10
   Printing Expenses                                 161                 35                 32                 29                 9
   Trustee Fees                                       58                 12                 12                  9                 3
   Transfer Agent Fees -- Trust Shares                20                 16                 16                 16                16
   Transfer Agent Fees -- Investor Shares             28                 13                 15                 --                12
   Transfer Agent Fees -- Flex Shares                 21                 --                 --                 --                --
   Transfer Agent Out of Pocket Expenses             180                 37                 36                 29                10
   Insurance and Other Fees                           35                 12                 30                  6                 2
                                                --------            -------            -------            -------            ------
   Total Expenses                                 48,539              8,206              9,263              7,224             2,040
                                                --------            -------            -------            -------            ------
   Less: Investment Advisory
         Fees Waived                              (6,637)            (1,213)            (1,074)              (879)               --
         Distribution Fees Waived --
         Investor Shares                            (366)               (59)               (62)                --              (226)
         Distribution Fees Waived --
         Flex Shares                                 (41)                --                 --                 --                --
                                                --------            -------            -------            -------            ------
   Net Expenses                                   41,495              6,934              8,127              6,345             1,814
                                                --------            -------            -------            -------            ------
Net Investment Income                             65,189              9,430             11,619              7,887             2,611
                                                --------            -------            -------            -------            ------
Net Realized Gain (Loss) on
   Securities Sold                                   (79)               145                 --                500               107
                                                --------            -------            -------            -------            ------
Net Increase in Net Assets
   from Operations                              $ 65,110            $ 9,575            $11,619            $ 8,387            $2,718
                                                ========            =======            =======            =======            ======


Amounts designated as "--" are either $0 or round to $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF CHANGES IN NET ASSETS (000)
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE YEARS ENDED MAY 31,


                                                                                             U.S. GOVERNMENT
                                              PRIME QUALITY           TAX-EXEMPT                SECURITIES
                                           MONEY MARKET FUND       MONEY MARKET FUND         MONEY MARKET FUND
                                           --------------------  -----------------------    --------------------
                                           06/01/02-  06/01/01-   06/01/02-    06/01/01-    06/01/02-  06/01/01-
                                           05/31/03   05/31/02   05/31/03      05/31/02     05/31/03   05/31/02
                                           ---------  ---------  ----------   ----------    ---------  ---------
Operations:
  Net Investment Income                    $  65,189  $ 126,325   $   9,430     $ 16,166    $  11,619   $ 22,794
  Net Realized Gain (Loss)
    on Investments                               (79)       312         145          500           --         --
                                          ---------- ----------  ----------   ----------   ----------  ----------
  Net Increase in Net Assets
         from Operations                      65,110    126,637       9,575       16,666       11,619     22,794
                                          ---------- ----------  ----------   ----------   ----------  ----------
Dividends and Distributions
   to Shareholders:
  Net Investment Income:
    Trust Shares                             (46,605)   (86,465)     (7,837)     (13,358)      (9,571)   (18,481)
    Investor Shares                          (18,499)   (40,213)     (1,593)      (2,808)      (2,048)    (4,313)
    Flex Shares                                  (85)       (87)         --           --           --         --
  Capital Gains:
    Trust Shares                                (495)        --        (103)        (309)          --         --
    Investor Shares                             (240)        --         (31)         (78)          --         --
    Flex Shares                                   (2)        --          --           --           --         --
                                          ---------- ----------  ----------   ----------   ----------  ----------
  Total  Dividends and
    Distributions                            (65,926)  (126,765)     (9,564)     (16,553)     (11,619)   (22,794)
                                          ---------- ----------  ----------   ----------   ----------  ----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued            4,749,028  4,333,496   1,422,487    1,120,651      966,202   1,102,305
    Reinvestment of Cash Distributions         3,794      6,234          --           --        1,240       2,771
    Cost of Shares Redeemed               (4,375,170)(4,160,892) (1,241,913)  (1,293,278)    (972,641)   (912,571)
                                          ---------- ----------  ----------   ----------   ----------  ----------
  Increase (Decrease) in Net Assets From
        Trust Share Transactions             377,652    178,838     180,574     (172,627)      (5,199)    192,505
                                          ---------- ----------  ----------   ----------   ----------  ----------
Investor Shares:
    Proceeds from Shares Issued            1,009,181  1,188,331     247,204      184,704      439,242     598,096
    Reinvestment of Cash Distributions        18,722     40,129       1,624        2,883        2,037       4,249
    Cost of Shares Redeemed                 (989,190)(1,268,613)   (227,422)    (226,454)    (401,037)   (550,459
                                          ---------- ----------  ----------   ----------   ----------  ----------
  Increase (Decrease) in Net Assets From
        Investor Share Transactions           38,713    (40,153)     21,406      (38,867)      40,242      51,886
                                          ---------- ----------  ----------   ----------   ----------  ----------
Flex Shares:
    Proceeds from Shares Issued               26,381     17,534          --           --           --          --
    Reinvestment of Cash Distributions            75         80          --           --           --          --
    Cost of Shares Redeemed                  (24,123)    (9,364)         --           --           --          --
                                          ---------- ----------  ----------   ----------   ----------  ----------
  Increase in Net Assets From
        Flex Share Transactions                2,333      8,250          --           --           --          --
                                          ---------- ----------  ----------   ----------   ----------  ----------
    Increase (Decrease) in Net Assets
        From Share Transactions              418,698    146,935     201,980     (211,494)      35,043     244,391
                                          ---------- ----------  ----------   ----------   ----------  ----------
      Total Increase (Decrease) in
           Net Assets                        417,882    146,807     201,991     (211,381)      35,043     244,391
                                          ---------- ----------  ----------   ----------   ----------  ----------
Net Assets:
  Beginning of Period                      5,806,538  5,659,731   1,125,875    1,337,256    1,207,763     963,372
                                          ---------- ----------  ----------   ----------   ----------  ----------
  End of Period                           $6,224,420 $5,806,538  $1,327,866   $1,125,875   $1,242,806  $1,207,763
                                          ========== ==========  ==========   ==========   ==========  ==========





                                                                 U.S. TREASURY               VIRGINIA TAX-FREE
                                                                MONEY MARKET FUND            MONEY MARKET FUND
                                                            -----------------------        ---------------------
                                                            06/01/02-    06/01/01-        06/01/02-   06/01/01-
                                                            05/31/03     05/31/02         05/31/03    05/31/02
                                                            ---------    ---------        ---------   ---------
Operations:
Net Investment Income                                    $     7,887   $    16,195        $  2,611      $   4,854
   Net Realized Gain (Loss)
    on Investments                                               500           320             107             82
                                                         -----------   -----------        ---------     ---------
  Net Increase in Net Assets
         from Operations                                       8,387        16,515           2,718          4,936
                                                         -----------   -----------        ---------     ---------
Dividends and Distributions
   to Shareholders:
  Net Investment Income:
    Trust Shares                                              (7,887)      (16,214)          (1,959)       (3,635)
    Investor Shares                                               --            --             (652)       (1,219)
    Flex Shares                                                   --            --               --            --
  Capital Gains:
    Trust Shares                                                 442)           --               (5)          (36)
    Investor Shares                                               --            --               (2)          (17)
    Flex Shares                                                   --            --               --            --
                                                         -----------   -----------        ---------     ---------
  Total  Dividends and
    Distributions                                             (8,329)      (16,214)          (2,618)       (4,907)
                                                         -----------   -----------        ---------     ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                            1,327,065     1,525,826          341,280       415,687
    Reinvestment of Cash Distributions                            96             8              184           133
    Cost of Shares Redeemed                               (1,118,386)   (1,387,957)        (362,518)     (401,345)
                                                         -----------   -----------        ---------     ---------
  Increase (Decrease) in Net Assets From
        Trust Share Transactions                             208,775       137,877          (21,054)       14,475
                                                         -----------   -----------        ---------     ---------
Investor Shares:
    Proceeds from Shares Issued                                   --            --          114,606       136,756
    Reinvestment of Cash Distributions                            --            --              654         1,236
    Cost of Shares Redeemed                                       --            --         (118,102)     (131,866)
                                                         -----------   -----------        ---------     ---------
Increase (Decrease) in Net Assets From
        Investor Share Transactions                               --            --           (2,842)        6,126
                                                         -----------   -----------        ---------     ---------
Flex Shares:
    Proceeds from Shares Issued                                   --            --               --            --
    Reinvestment of Cash Distributions                            --            --               --            --
    Cost of Shares Redeemed                                       --            --               --            --
                                                         -----------   -----------        ---------     ---------
Increase in Net Assets From
        Flex Share Transactions                                   --            --               --            --
                                                         -----------   -----------        ---------     ---------
Increase (Decrease) in Net Assets
        From Share Transactions                              208,775       137,877          (23,896)       20,601
                                                         -----------   -----------        ---------     ---------
      Total Increase (Decrease) in
           Net Assets                                        208,833       138,178          (23,796)       20,630
                                                         -----------   -----------        ---------     ---------
Net Assets:
  Beginning of Period                                        871,946       733,768          339,822       319,192
                                                         -----------   -----------        ---------     ---------
  End of Period                                          $ 1,080,779   $   871,946        $ 316,026     $ 339,822
                                                         ===========   ===========        =========     =========



(1) For Capital Share Transactions see Note 5 in the notes to financial statements.
Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                                  NET        TOTAL       DIVIDENDS      DISTRIBUTIONS      TOTAL         NET ASSET
                              NET ASSET VALUE, INVESTMENT    FROM         FROM NET         REALIZED    DIVIDENDS AND     VALUE, END
                            BEGINNING OF PERIOD  INCOME   OPERATIONS  INVESTMENT INCOME CAPITAL GAINS   DISTRIBUTIONS     OF PERIOD
                             ------------------ --------- ----------  ----------------- -------------- ----------------  ----------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           2003                    $1.00          $0.01       $0.01         $(0.01)          --*             $(0.01)        $1.00
           2002                     1.00           0.02        0.02          (0.02)          --               (0.02)         1.00
           2001                     1.00           0.06        0.06          (0.06)          --               (0.06)         1.00
           2000                     1.00           0.05        0.05          (0.05)          --               (0.05)         1.00
           1999                     1.00           0.05        0.05          (0.05)          --               (0.05)         1.00
Investor Shares
           2003                    $1.00          $0.01       $0.01         $(0.01)          --*             $(0.01)        $1.00
           2002                     1.00           0.02        0.02          (0.02)          --               (0.02)         1.00
           2001                     1.00           0.05        0.05          (0.05)          --               (0.05)         1.00
           2000                     1.00           0.05        0.05          (0.05)          --               (0.05)         1.00
           1999                     1.00           0.05        0.05          (0.05)          --               (0.05)         1.00
Flex Shares
           2003                    $1.00          $0.01       $0.01         $(0.01)          --*             $(0.01)        $1.00
           2002                     1.00           0.01        0.01          (0.01)          --               (0.01)         1.00
           2001                     1.00           0.05        0.05          (0.05)          --               (0.05)         1.00
           2000 (A)                 1.00           0.03        0.03          (0.03)          --               (0.03)         1.00
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           2003                    $1.00          $0.01       $0.01         $(0.01)          --*             $(0.01)        $1.00
           2002                     1.00           0.01        0.01          (0.01)          --*              (0.01)         1.00
           2001                     1.00           0.03        0.03          (0.03)          --               (0.03)         1.00
           2000                     1.00           0.03        0.03          (0.03)          --               (0.03)         1.00
           1999                     1.00           0.03        0.03          (0.03)          --               (0.03)         1.00
Investor Shares
           2003                    $1.00          $0.01       $0.01         $(0.01)          --*             $(0.01)        $1.00
           2002                     1.00           0.01        0.01          (0.01)          --*              (0.01)         1.00
           2001                     1.00           0.03        0.03          (0.03)          --               (0.03)         1.00
           2000                     1.00           0.03        0.03          (0.03)          --               (0.03)         1.00
           1999                     1.00           0.03        0.03          (0.03)          --               (0.03)         1.00

 +  Returns are for the period  indicated and have not been  annualized.
 *  Amount represents less than $0.01 per share.
(A) Flex shares were offered beginning October 4, 1999. All ratios for the period have been annualized.


----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                    RATIO OF
                                                                         RATIO OF          RATIO OF              NET INVESTMENT
                                  NET ASSETS,       RATIO OF NET      NET INVESTMENT       EXPENSES TO             INCOME TO
                        TOTAL       END OF         EXPENSES TO         INCOME TO      AVERAGE NET ASSETS      AVERAGE NET ASSETS
                      RETURN+    PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS (EXCLUDING WAIVERS)    (EXCLUDING WAIVERS)
                    ---------   -------------- -------------------  ------------------ -------------------    -------------------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           2003        1.17%     $4,284,266             0.63%               1.14%              0.74%                 1.03%
           2002        2.29       3,907,203             0.63                2.22               0.74                  2.11
           2001        5.75       3,728,371             0.63                5.57               0.75                  5.45
           2000        5.20       3,311,229             0.60                5.06               0.75                  4.91
           1999        4.83       3,903,232             0.60                4.69               0.77                  4.52
Investor Shares
           2003        0.98%     $1,925,521             0.81%               0.96%              0.94%                 0.83%
           2002        2.11       1,887,033             0.81                2.09               0.94                  1.96
           2001        5.57       1,927,309             0.80                5.36               0.95                  5.21
           2000        5.02       1,312,653             0.77                4.94               0.95                  4.76
           1999        4.66         918,100             0.77                4.52               0.97                  4.32
Flex Shares
           2003        0.54%     $   14,633             1.25%               0.53%              1.62%                 0.16%
           2002        1.36          12,302             1.54                1.04               1.70                  0.88
           2001        4.75           4,051             1.53                4.54               1.92                  4.15
           2000(A)     2.93           3,445             1.50                4.46               1.99                  3.97
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           2003        0.81%     $1,088,415             0.54%               0.79%              0.64%                 0.69%
           2002        1.38         907,827             0.55                1.39               0.65                  1.29
           2001        3.47       1,080,362             0.54                3.40               0.65                  3.29
           2000        3.19         755,858             0.52                3.16               0.66                  3.02
           1999        2.81         641,640             0.52                2.75               0.66                  2.61
Investor Shares
           2003        0.68%    $   239,451             0.67%               0.67%              0.79%                 0.55%
           2002        1.26         218,048             0.67                1.25               0.80                  1.12
           2001        3.35         256,894             0.67                3.22               0.80                  3.09
           2000        3.07         125,500             0.64                3.01               0.82                  2.83
           1999        2.69         128,854             0.64                2.66               0.82                  2.48




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE NOTED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                                   NET       TOTAL      DIVIDENDS       DISTRIBUTIONS       TOTAL       NET ASSET
                              NET ASSET VALUE, INVESTMENT    FROM         FROM NET         REALIZED    DIVIDENDS AND     VALUE, END
                            BEGINNING OF PERIOD  INCOME   OPERATIONS  INVESTMENT INCOME CAPITAL GAINS   DISTRIBUTIONS     OF PERIOD
                             ------------------ --------- ----------  ----------------- -------------- ----------------  ----------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           2003                    $1.00         $0.01       $0.01        $(0.01)            --           $(0.01)          $1.00
           2002                     1.00          0.02        0.02         (0.02)            --            (0.02)           1.00
           2001                     1.00          0.05        0.05         (0.05)            --            (0.05)           1.00
           2000                     1.00          0.05        0.05         (0.05)            --            (0.05)           1.00
           1999                     1.00          0.04        0.04         (0.04)            --            (0.04)           1.00
Investor Shares
           2003                    $1.00         $0.01       $0.01        $(0.01)            --           $(0.01)          $1.00
           2002                     1.00          0.02        0.02         (0.02)            --            (0.02)           1.00
           2001                     1.00          0.05        0.05         (0.05)            --            (0.05)           1.00
           2000                     1.00          0.05        0.05         (0.05)            --            (0.05)           1.00
           1999                     1.00          0.04        0.04         (0.04)            --            (0.04)           1.00
U.S. TREASURY MONEY MARKET FUND (A)
Trust Shares
           2003                    $1.00         $0.01       $0.01        $(0.01)            --**         $(0.01)          $1.00
           2002                     1.00          0.02        0.02         (0.02)            --            (0.02)           1.00
           2001                     1.00          0.05        0.05         (0.05)            --            (0.05)           1.00
           2000                     1.00          0.05        0.05         (0.05)            --            (0.05)           1.00
           1999*                    1.00          0.02        0.02         (0.02)            --            (0.02)           1.00
           For the Year Ended November 30:
           1998                     1.00          0.05        0.05         (0.05)            --            (0.05)           1.00
VIRGINIA TAX-FREE MONEY MARKET FUND (B)
Trust Shares
           2003                    $1.00         $0.01       $0.01        $(0.01)            --**         $(0.01)          $1.00
           2002                     1.00          0.01        0.01         (0.01)            --**          (0.01)           1.00
           2001                     1.00          0.03        0.03         (0.03)            --            (0.03)           1.00
           2000                     1.00          0.03        0.03         (0.03)            --            (0.03)           1.00
           1999*                    1.00          0.01        0.01         (0.01)            --            (0.01)           1.00
           For the Year Ended November 30:
           1998                     1.00          0.03        0.03         (0.03)            --            (0.03)           1.00
Investor Shares
           2003                    $1.00         $0.01       $0.01        $(0.01)            --**         $(0.01)          $1.00
           2002                     1.00          0.01        0.01         (0.01)            --**          (0.01)           1.00
           2001                     1.00          0.03        0.03         (0.03)            --            (0.03)           1.00
           2000                     1.00          0.03        0.03         (0.03)            --            (0.03)           1.00
           1999*                    1.00          0.01        0.01         (0.01)            --            (0.01)           1.00
           For the Year Ended November 30:
           1998                     1.00          0.03        0.03         (0.03)            --            (0.03)           1.00

 +  Returns are for the period indicated and have not been annualized.
 *  For the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.
**  Amount represents less than $0.01 per share.
(A) On May 24, 1999, the CrestFund U.S. Treasury Money Fund exchanged all of its assets and certain liabilities for shares of the U.S. Treasury Money Market Fund. The CrestFund U.S. Treasury Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(B) On May 24, 1999, the CrestFund Tax-Free Money Fund exchanged all of its assets and certain liabilities for shares of the
    Virginia Tax-Free Money Market Fund. The CrestFund Tax-Free Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.


----------------------------------------------------------------------------------------------------------------------------------



                                                                                                                   RATIO OF
                                                                         RATIO OF          RATIO OF              NET INVESTMENT
                                  NET ASSETS,       RATIO OF NET      NET INVESTMENT       EXPENSES TO             INCOME TO
                        TOTAL       END OF         EXPENSES TO         INCOME TO      AVERAGE NET ASSETS      AVERAGE NET ASSETS
                      RETURN+    PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS (EXCLUDING WAIVERS)    (EXCLUDING WAIVERS)
                    ---------   -------------- -------------------  ------------------ -------------------    -------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           2003         1.01%   $   992,560             0.65%               1.00%              0.74%                 0.91%
           2002         2.25        997,759             0.66                2.17               0.75                  2.08
           2001         5.56        805,285             0.65                5.29               0.75                  5.19
           2000         4.86        468,568             0.63                4.80               0.74                  4.69
           1999         4.57        404,459             0.63                4.47               0.76                  4.34
Investor Shares
           2003         0.86%   $   250,246             0.80%               0.86%              0.92%                 0.74%
           2002         2.11        210,004             0.80                2.02               0.92                  1.90
           2001         5.41        158,087             0.79                5.14               0.93                  5.00
           2000         4.71         79,311             0.77                4.62               0.93                  4.46
           1999         4.41         61,472             0.77                4.32               0.98                  4.11
U.S. TREASURY MONEY MARKET FUND (A)
Trust Shares
           2003         0.88%    $1,080,779             0.65%               0.81%              0.74%                 0.72%
           2002         1.96        871,946             0.65                1.90               0.74                  1.81
           2001         5.36        733,768             0.66                5.23               0.76                  5.13
           2000         4.81        723,277             0.63                4.71               0.74                  4.60
           1999*        2.08        760,833             0.68                4.10               0.83                  3.95
           For the Year Ended November 30:
           1998         4.89        699,923             0.66                4.77               0.81                  4.62
VIRGINIA TAX-FREE MONEY MARKET FUND (B)
Trust Shares
           2003         0.85%   $   219,701             0.49%               0.84%              0.49%                 0.84%
           2002         1.44        240,681             0.50                1.45               0.50                  1.45
           2001         3.51        226,188             0.50                3.45               0.50                  3.45
           2000         3.23        245,243             0.51                3.19               0.51                  3.19
           1999*        1.27        270,431             0.67                2.51               0.82                  2.36
           For the Year Ended November 30:
           1998         2.97        270,899             0.66                2.92               0.81                  2.77
Investor Shares
           2003         0.67%   $    96,325             0.67%               0.66%              0.90%                 0.43%
           2002         1.27         99,141             0.67                1.22               0.90                  0.99
           2001         3.35         93,004             0.66                3.28               0.91                  3.03
           2000         3.07         62,878             0.67                3.17               0.73                  3.11
           1999*        1.27          5,955             0.67                2.52               1.06                  2.13
           For the Year Ended November 30:
           1998         2.96          8,851             0.67                2.92               1.07                  2.52




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003



1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 41 funds as of May 31, 2003. The financial statements presented herein are those of the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund and the Virginia Tax-Free Money Market Fund (each a "Fund" and collectively the "Retail Money Market Funds" or the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     SECURITY VALUATION -- If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to the next interest readjustment date, the date the principal owned can be recovered through demand, or the maturity date of the security and are included in interest income.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of

--------------------------------------------------------------------------------





     the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution and transfer agent fees, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Agreements and Other Transactions with Affiliates:

INVESTMENT ADVISORY AGREEMENT -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into an Advisory Agreement dated June 15, 1993, December 20, 1993 and last amended March 10, 2003.

Under terms of the amended agreement, the Funds are charged the following annual fees based upon average daily net assets:

                                                                    MAXIMUM
                                                                     ANNUAL
                                                                   ADVISORY
                                                                      FEE
                                                                  ------------
Prime Quality Money Market Fund                                       0.65%
Tax-Exempt Money Market Fund                                          0.55
U.S. Government Securities Money Market Fund                          0.65
U.S. Treasury Money Market Fund                                       0.65
Virginia Tax-Free Money Market Fund                                   0.40


The Investment Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

DISTRIBUTION AGREEMENT -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated November 21, 1995. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any Fund. With respect to the Investor and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table below. The Distributor has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

                                             MAXIMUM          MAXIMUM
                                        INVESTOR SHARE       FLEX SHARE
                                         DISTRIBUTION       DISTRIBUTION
                                             FEE          AND SERVICE FEE
                                       ----------------   ------------------
Prime Quality Money Market Fund             0.20%               0.75%
Tax-Exempt Money Market Fund                0.15                 --
U.S. Government Securities
   Money Market Fund                        0.17                 --
Virginia Tax-Free Money Market Fund         0.40                 --

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003



TRANSFER AGENCY AGREEMENTS -- The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994, as amended April 16, 2003, under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agency service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent.

CUSTODIAN AGREEMENT -- SunTrust Bank acts as custodian for the Funds. The custodian is paid on the basis of the net assets and transaction costs of the Funds. The custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

OTHER -- Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the year ended May 31, 2003, the following Funds paid SunTrust Robinson Humphrey through a reduction in the yield earned by the Funds on those repurchase agreements:
                                                                     FEES
                                                                  ------------
Prime Quality Money Market Fund                                    $ 49,465
U.S. Government Securities Money Market Fund                        194,725
U.S. Treasury Money Market Fund                                     365,760


The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust.

For the year ended May 31, 2003 the U.S. Government Securities Money Market Fund paid the Distributor $13,087 through a reduction in the yield earned by the Fund on those repurchase agreements.

4. Federal Tax Policies and Information:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:

                                                     UNDISTRIBUTED  ACCUMULATED
                                                     NET INVESTMENT  REALIZED
                                                         INCOME       LOSS
                                                         (000)        (000)
                                                      ----------  -----------
Prime Quality Money Market Fund                           $2          $(2)

--------------------------------------------------------------------------------



The tax character of dividends and distributions paid during the years ended May 31, 2003 and 2002 were as follows (000):


                                       ORDINARY INCOME          TAX-EXEMPT     LONG-TERM CAPITAL GAIN      TOTALS
                                         2003   2002           2003  2002         2003     2002         2003    2002
                                       -------  --------      --------------   -------- --------      -------  --------
Prime Quality Money Market Fund       $65,926   $126,765      $   -- $    --      $--     $ --        $65,926  $126,765
Tax-Exempt Money Market Fund              124         11       9,430  16,166       10      376          9,564    16,553
U.S. Government Securities
   Money Market Fund                   11,619     22,794          --      --       --       --         11,619    22,794
U.S. Treasury Money Market Fund         8,329     16,214          --      --       --       --          8,329    16,214
Virginia Tax-Free Money Market Fund         3         52       2,611   4,854        4        1          2,618     4,907

Amounts designated as "--" are either $0 or have been rounded to $0.

As of May 31, 2003, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000):


                                                    UNDISTRIBUTED    UNDISTRIBUTED       CAPITAL           POST
                                                      ORDINARY         LONG-TERM           LOSS           OCTOBER
                                                       INCOME        CAPITAL GAIN       CARRYOVERS        LOSSES
                                                       ---------     ------------      -----------       ----------
Prime Quality Money Market Fund                         $ --              $--              $--            $(571)
Tax-Exempt Money Market Fund                              50               81               --               --
U.S. Government Securities Money Market Fund              --               --              (15)              --
U.S. Treasury Money Market Fund                          355                5               --               --
Virginia Tax-Free Money Market Fund                       26               76               --               --

Amounts designated as "--" are either $0 or have been rounded to $0.

For tax purposes, capital loss carryovers can be carried forward for a maximum of eight years to offset any net realized capital gains. The capital loss carryover in the U.S. Government Securities Money Market Fund expires in 2009.

Post-October losses represent losses realized on investment transactions from November 1, 2002 through May 31, 2003 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

NOTES TO FINANCIAL STATEMENTS  (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003


5. Capital Share Transactions:

Capital Share transactions for the Funds were as follows (000):


                                                                                  U.S. GOVERNMENT
                                     PRIME QUALITY            TAX-EXEMPT             SECURITIES
                                  MONEY MARKET FUND       MONEY MARKET FUND      MONEY MARKET FUND
                                 --------------------   --------------------    --------------------
                                 06/01/02-   06/01/01-   06/01/02-  06/01/01-    06/01/02-  06/01/01-
                                 5/31/03     05/31/02    5/31/03    05/31/02     5/31/03    05/31/02
                                 --------    ---------   --------   ---------    ---------  --------

Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued                 4,749,028  4,333,496    1,422,487  1,120,651   966,202  1,102,305
    Shares Issued in Lieu of
           Cash Distributions         3,794      6,234           --         --     1,240      2,771
    Shares Redeemed              (4,375,170)(4,160,894)  (1,241,913)(1,293,278) (972,641)  (912,571)
                                ----------- ----------   ----------- ---------  --------- ---------
    Net Trust Share Transactions    377,652    178,836      180,574   (172,627)   (5,199)   192,505
                                ----------- ----------   ----------- ---------  --------- ---------
  Investor Shares:
    Shares Issued                 1,009,181  1,188,331      247,204    184,704   439,242    598,096
    Shares Issued in Lieu
           of Cash Distributions     18,722     40,129        1,624      2,883     2,037      4,249
    Shares Redeemed                (989,190)(1,268,613)    (227,422)  (226,454) (401,037)  (550,459)
                                ----------- ----------   ----------- ---------  --------- ---------
    Net Investor Share Transactions  38,713    (40,153)      21,406    (38,867)   40,242     51,886
                                ----------- ----------   ----------- ---------  --------- ---------

  Flex Shares:
    Shares Issued                    26,381     17,534           --         --        --         --
    Shares Issued in Lieu of Cash
             Distributions               75         80           --         --        --         --
    Shares Redeemed                 (24,123)    (9,364)          --         --        --         --
                                ----------- ----------   ----------- ---------  --------- ---------
    Net Flex Share Transactions       2,333      8,250           --         --        --         --
                                ----------- ----------   ----------- ---------  --------- ---------
    Net Change in Capital Shares    418,698    146,933      201,980   (211,494)   35,043    244,391
                                ===========   ========      =======   ========   =======   ========




                                                   U.S. TREASURY       VIRGINIA TAX-FREE
                                                 MONEY MARKET FUND     MONEY MARKET FUND
                                              --------------------    --------------------
                                              06/01/02-  06/01/01-    06/01/02-  06/01/01-
                                              5/31/03    05/31/02     5/31/03    05/31/02
                                              --------   ---------    ---------  ---------
Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued                             1,327,065   1,525,826    341,280    415,687
    Shares Issued in Lieu of
           Cash Distributions                        96           8        184        133
    Shares Redeemed                          (1,118,386) (1,387,957)  (362,518)  (401,345)
                                             ---------- ------------ ---------  ---------
    Net Trust Share Transactions                208,775     137,877    (21,054)    14,475
                                             ---------- ------------ ---------  ---------
  Investor Shares:
    Shares Issued                                    --          --    114,606    136,756
    Shares Issued in Lieu
           of Cash Distributions                     --          --        654      1,236
    Shares Redeemed                                  --          --   (118,102)  (131,866)
                                             ---------- ------------ ---------  ---------
    Net Investor Share Transactions                  --          --     (2,842)     6,126
                                             ---------- ------------ ---------  ---------

  Flex Shares:
    Shares Issued                                    --          --         --         --
    Shares Issued in Lieu of Cash
             Distributions                           --          --         --         --
    Shares Redeemed                                  --          --         --         --
                                             ---------- ------------ ---------  ---------
    Net Flex Share Transactions                      --          --         --         --
                                             ---------- ------------ ---------  ---------
    Net Change in Capital Shares                208,775     137,877    (23,896)    20,601
                                             ========== ============ =========  =========





6. Concentrations/Risks:

The Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Virginia Tax-Free Money Market Fund concentrates its investments in securities of issuers located in a specific region, subjecting the Fund to the economic and government policies of that region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003



To the Board of Trustees and Shareholders of STI Classic Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund (five of the funds constituting STI Classic Funds, hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included physical inspection of securities at May 31, 2003, provide a reasonable basis for our opinion. The financial highlights for each of the three years (or periods) ended May 31, 2001 were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those financial statements in their report dated July 18, 2001. The financial highlights of U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund for the year ended November 30, 1998 were audited by other independent accountants whose report dated January 15, 1999 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
July 24, 2003

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------


Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." Messrs. Courts and Ridley are Trustees who may be deemed to be "interested" persons of the Trust.

----------------------------------------------------------------------------------------------------------------------------------

                                   TERM OF                                      NUMBER OF
                                   OFFICE                                      PORTFOLIOS
                                     AND                 PRINCIPAL           IN STI CLASSIC
     NAME           POSITION(S)   LENGTH OF            OCCUPATION(S)             COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH      TIME                DURING PAST            OVERSEEN BY            HELD BY
   AND AGE 1         THE TRUST     SERVED 2                5 YEARS             BOARD MEMBER 3       BOARD MEMBER 4
----------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS 5
Richard W. Courts, II, Trustee      Since       Chairman of the Board, Atlantic    48       Current Trustee of STI
67                                November,     Investment Company, 1970 to the             Classic Variable Trust.
                                    2001        present.
----------------------------------------------------------------------------------------------------------------------------------

Clarence H. Ridley, 61 Trustee      Since       Chairman of the Board; Haverty     48       Current Trustee of STI
                                  November,     Furniture Companies, 2001 to the            Classic Variable Trust.
                                    2001        present; Partner, King and Spaulding
                                                LLP (law firm), 1971 to 2000.
----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS
Thomas Gallagher, 55   Trustee      Since       President, Genuine Parts Company   48       Director, National Service
                                     May,       Wholesale Distribution, 1970 to             Industries; Director, Oxford
                                    2000        the present.                                Industries. Current Trustee
                                                                                            of ST Classic Variable Trust.
----------------------------------------------------------------------------------------------------------------------------------

F. Wendell Gooch, 70   Trustee      Since       Retired.                           48       Current Trustee on the Board
                                     May,                                                   Board of Trustees for the
                                    1992                                                    SEI Family of Funds, The
                                                                                            Capitol Mutual Funds and
                                                                                            STI Classic Variable Trust.
----------------------------------------------------------------------------------------------------------------------------------

James O. Robbins, 60   Trustee      Since       President and Chief Executive      48       Director, NCR; Director,
                                     May,       Officer, Cox Communications, Inc.,          Cox Communications,
                                    2000        1983 to the present.                        Current Trustee of STI
                                                                                            Classic Variable Trust.
----------------------------------------------------------------------------------------------------------------------------------

Jonathan T. Walton, 73 Trustee      Since       Retired.                           48       Trustee, W.K. Kellogg Trust.
                                  February,                                                 Current Trustee of STI
                                    1998                                                    Classic Variable Trust.
----------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (UNAUDITED)


----------------------------------------------------------------------------------------------------------------------------------

                                      TERM OF                                        NUMBER OF
                                      OFFICE                                        PORTFOLIOS
                                       AND                    PRINCIPAL            IN STI CLASSIC
     NAME            POSITION(S)     LENGTH OF              OCCUPATION(S)             COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                  DURING PAST            OVERSEEN BY          HELD BY
   AND AGE 1         THE TRUST        SERVED                   5 YEARS              BOARD MEMBER       BOARD MEMBER
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
James R. Foggo, 38   President         Since         Vice President and Assistant      N/A                 N/A
                                     November,       Secretary of SEI Investments since
                                       2000          1998. Associate, Paul Weiss, Rifkind,
                                                     Wharton & Garrison, 1998;Associate,
                                                     Baker & McKenzie 1995-1998.
----------------------------------------------------------------------------------------------------------------------------------

Timothy D. Barto, 35   Vice            Since         Employed by SEI Investments since N/A                 N/A
                     President       November,       October 1999. Vice President and
                        and            2001          Assistant Secretary of the Adviser,
                     Secretary                       Administrator and Distributor since
                                                     December 1999. Associate at Dechert,
                                                     Price & Rhoads (1997-1999).
----------------------------------------------------------------------------------------------------------------------------------

Todd B. Cipperman, 37  Vice            Since         Senior Vice President and General N/A                 N/A
                    President        May, 2000       Counsel of SEI Investments; Senior
                        and                          Vice President, General Counsel and
                     Assistant                       Secretary of the Adviser, the
                     Secretary                       Administrator and the Distributor
                                                     since 2000.Vice President and
                                                     Assistant Secretary of SEI Investments,
                                                     the Adviser, the Administrator and
                                                     the Distributor, 1995-2000.
----------------------------------------------------------------------------------------------------------------------------------

Lydia A. Gavalis, 38   Vice            Since         Vice President and Assistant      N/A                 N/A
                    President        May, 1998       Secretary of SEI Investments, the
                        and                          Adviser, the Administrator and the
                    Assistant                        Distributor since 1998.  Assistant
                     Secretary                       General Counsel and Director of
                                                     Arbitration, Philadelphia Stock
                                                     Exchange (1989-1998).
----------------------------------------------------------------------------------------------------------------------------------

Christine M.           Vice            Since         Employed by SEI Investments       N/A                 N/A
McCullough, 42      President        May, 2000       since November 1, 1999. Vice
                        and                          President and Assistant Secretary of
                     Assistant                       the Adviser, the Administrator and
                     Secretary                       the Distributor since December 1999.
                                                     Associate at White and Williams LLP,
                                                     1991-1999.
----------------------------------------------------------------------------------------------------------------------------------

1 Each trustee and officer may be contacted by writing to c/o STI Classic Funds, SEI Investments Company, Oaks, PA 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 The "STI Classic Complex" consists of all registered investment companies for which Trusco Capital Management, Inc. serves as investment adviser. As of May 31, 2003, the STI Classic Complex consisted of 48 Funds.
4 Directorships of companies required to report to the U.S. Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5 Mr. Courts is deemed an interested trustee because of his directorships with affiliates of the Adviser. Mr. Ridley is deemed an interested trustee because of his material business relationships with the parent to the Adviser.


TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (concluded)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       (UNAUDITED)



----------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                       NUMBER OF
                                      OFFICE                                       PORTFOLIOS
                                       AND                  PRINCIPAL             IN STI CLASSIC
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)              COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST             OVERSEEN BY            HELD BY
   AND AGE 1         THE TRUST        SERVED                 5 YEARS              BOARD MEMBER         BOARD MEMBER
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

Sherry Kajdan          Vice            Since         Vice President and Assistant      N/A                 N/A
Vetterlein, 40       President      February,        Secretary of SEI Investments since
                        and            2000          January 2001. Shareholder/Partner,
                     Assistant                       Buchanan Ingersoll Professional
                     Secretary                       Corporation (law firm) (1992-2000).
----------------------------------------------------------------------------------------------------------------------------------

William E.             Vice            Since         Vice President and Assistant      N/A                 N/A
Zitelli, Jr., 34     President      November,        Secretary of the Administrator and
                        and            2000          Distributor since August 2000. Vice
                     Assistant                       President, Merrill Lynch & Co. Asset
                     Secretary                       Management Group (1998 - 2000).
                                                     Associate at Pepper Hamilton LLP
                                                     (1997 - 1998).
----------------------------------------------------------------------------------------------------------------------------------

Jennifer Spratley,    Treasurer         Since        Funds Accounting Director, SEI    N/A                 N/A
34                      and          May, 2000       Investments, 1999 - present; Audit
                        CFO                          Manager, Ernst & Young LLP
                                                     (1991-1999).
----------------------------------------------------------------------------------------------------------------------------------

1 Each trustee and officer may be contacted by writing to c/o STI Classic Funds, SEI Investments Company, Oaks, PA 19456.


NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2003                                    (UNAUDITED)



For shareholders that do not have a May 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2003 tax year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended May 31, 2003, each Fund is designating the following items with regard to distributions paid during the year:


                                                                                                           QUALIFYING
                             LONG TERM                                                                     DIVIDENDS
                             (20% RATE)        QUALIFIED     ORDINARY                                     FOR CORPORATE
                            CAPITAL GAIN      5-YEAR GAIN     INCOME      TAX-EXEMPT         TOTAL        DIVIDENDS REC.
 FUND                       DISTRIBUTIONS    DISTRIBUTION  DISTRIBUTIONS   INTEREST      DISTRIBUTIONS    DEDUCTIONS (1)
------------------        ----------------   ------------  -------------  ----------     -------------    --------------
Prime Quality
   Money Market Fund            0.00%           0.00%         100.00%        0.00%          100.00%          0.00%
Tax-Exempt Money
   Market Fund                  0.10%           0.00%           1.27%       98.63%          100.00%          0.00%
U.S. Government Securities
   Money Market Fund            0.00%           0.00%         100.00%        0.00%          100.00%          0.00%
U.S. Treasury Money
   Market Fund                  0.00%           0.00%         100.00%        0.00%          100.00%          0.00%
Virginia Tax-Free Money
   Market Fund                  0.13%           0.00%           0.12%       99.75%          100.00%          0.00%


-------------------------------------------------------------------------------------------------------------------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".


                               INVESTMENT ADVISER
                         Trusco Capital Management, Inc.

                  STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.


                                  DISTRIBUTOR
                        SEI Investments Distribution Co.

              This information must be preceded or accompanied by
                 a current prospectus for each Fund described.

                                                                STI-AR-003-0300

ITEM 2.   CODE OF ETHICS.

Not applicable -- only effective for annual reports with periods ending on or after July 15, 2003

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable -- only effective for annual reports with periods ending on or after July 15, 2003

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable -- only effective for annual reports with periods ending on or after December 15, 2003

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   (RESERVED)

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES



Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   STI Classic Funds


By (Signature and Title)*                      /s/ James R. Foggo
                                               ------------------
                                               James R. Foggo, President

Date 07/25/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James R. Foggo
                                               ------------------
                                               James R. Foggo, President

Date 07/25/03


By (Signature and Title)*                      /s/ Jennifer E. Spratley
                                               ------------------------
                                               Jennifer E. Spratley, CFO

Date 07/25/03
* Print the name and title of each signing officer under his or her signature.